United States Securities and Exchange Commission
Washington, D.C. 20549

Form N-CSRS
Certified Shareholder Report of Registered Management Investment Companies

811-23730
(Investment Company Act File Number)

Federated Hermes ETF Trust
(Exact Name of Registrant as Specified in Charter)

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant’s Telephone Number)

Peter J. Germain, Esquire
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 2026-02-28

Date of Reporting Period: Six months ended 2025-08-31

Item 1.	Reports to Stockholders

Federated Hermes MDT Small Cap
Core ETF
NYSE Arca | FSCC
Semi-Annual Shareholder Report | August 31, 2025
A Portfolio of Federated Hermes ETF Trust
This semi-annual shareholder report contains important information about the Federated Hermes MDT Small Cap Core ETF (the “Fund”) for the period of March 1, 2025 to August 31, 2025. You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Federated Hermes MDT Small Cap Core ETF	$19	0.36%
Key Fund Statistics
Net Assets	$30,571,164
Number of Investments	300
Portfolio Turnover Rate	50%
Fund Holdings
Top Sectors
(% of Net Assets)
Availability of Additional Information
Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:
• prospectus • financial information • holdings • proxy voting information
CUSIP 31423L602
Q456848-A (10/25)
FederatedHermes.com/us
Federated Securities Corp., Distributor
© 2025 Federated Hermes, Inc.
Federated Hermes MDT Small Cap Core ETF

Federated Hermes MDT Large Cap Value ETF
NYSE Arca | FLCV
Semi-Annual Shareholder Report | August 31, 2025
A Portfolio of Federated Hermes ETF Trust
This semi-annual shareholder report contains important information about the Federated Hermes MDT Large Cap Value ETF (the “Fund”) for the period of March 1, 2025 to August 31, 2025. You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Federated Hermes MDT Large Cap Value ETF	$17	0.32%
Key Fund Statistics
Net Assets	$35,449,080
Number of Investments	125
Portfolio Turnover Rate	42%
Fund Holdings
Top Sectors
(% of Net Assets)
Availability of Additional Information
Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:
• prospectus • financial information • holdings • proxy voting information
CUSIP 31423L701
Q456856-A (10/25)
FederatedHermes.com/us
Federated Securities Corp., Distributor
© 2025 Federated Hermes, Inc.
Federated Hermes MDT Large Cap Value ETF

Federated Hermes MDT Large Cap Growth ETF
NYSE Arca | FLCG
Semi-Annual Shareholder Report | August 31, 2025
A Portfolio of Federated Hermes ETF Trust
This semi-annual shareholder report contains important information about the Federated Hermes MDT Large Cap Growth ETF (the “Fund”) for the period of March 1, 2025 to August 31, 2025. You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Federated Hermes MDT Large Cap Growth ETF	$21	0.39%
Key Fund Statistics
Net Assets	$242,460,101
Number of Investments	100
Portfolio Turnover Rate	42%
Fund Holdings
Top Sectors
(% of Net Assets)
Availability of Additional Information
Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:
• prospectus • financial information • holdings • proxy voting information
CUSIP 31423L800
Q456869-A (10/25)
FederatedHermes.com/us
Federated Securities Corp., Distributor
© 2025 Federated Hermes, Inc.
Federated Hermes MDT Large Cap Growth ETF

Federated Hermes MDT Large Cap
Core ETF
NYSE Arca | FLCC
Semi-Annual Shareholder Report | August 31, 2025
A Portfolio of Federated Hermes ETF Trust
This semi-annual shareholder report contains important information about the Federated Hermes MDT Large Cap Core ETF (the “Fund”) for the period of March 1, 2025 to August 31, 2025. You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Federated Hermes MDT Large Cap Core ETF	$15	0.29%
Key Fund Statistics
Net Assets	$55,619,079
Number of Investments	149
Portfolio Turnover Rate	43%
Fund Holdings
Top Sectors
(% of Net Assets)
Availability of Additional Information
Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:
• prospectus • financial information • holdings • proxy voting information
CUSIP 31423L503
Q456859-A (10/25)
FederatedHermes.com/us
Federated Securities Corp., Distributor
© 2025 Federated Hermes, Inc.
Federated Hermes MDT Large Cap Core ETF

Item 2.	Code of Ethics

Not Applicable

Item 3.	Audit Committee Financial Expert

Not Applicable

Item 4.	Principal Accountant Fees and Services

Not Applicable

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements filed under Item 7 of this form.

(b) Not Applicable

Item 7.	Financial Statements and Financial Highlights for Open-End Management Companies

Semi-Annual Financial Statements
and Additional Information
August 31, 2025

NYSE Arca | FLCC

Federated Hermes MDT Large Cap Core ETF

A Portfolio of Federated Hermes ETF Trust

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments
August 31, 2025 (unaudited)
Shares			Value
		COMMON STOCKS—99.5%
		Communication Services—10.0%
11,327		Alphabet, Inc., Class A	$ 2,411,632
8,175		Fox Corp.	488,048
1,947		Meta Platforms, Inc.	1,438,249
224	[1]	Netflix, Inc.	270,648
1,053	[1]	Reddit, Inc.	237,009
5,121	[1]	ROBLOX Corp.	638,025
5	[1]	Spotify Technology SA	3,409
6,068	[1]	ZoomInfo Technologies, Inc.	66,141
		TOTAL	5,553,161
		Consumer Discretionary—9.9%
17,469		Advance Auto Parts, Inc.	1,065,434
6,847	[1]	Amazon.com, Inc.	1,567,963
222	[1]	Deckers Outdoor Corp.	26,558
278	[1]	DoorDash, Inc.	68,179
2,302		eBay, Inc.	208,584
1,504		Expedia Group, Inc.	323,059
1,497	[1]	Five Below, Inc.	217,215
559	[1]	Flutter Entertainment PLC	171,708
1,437		General Motors Co.	84,194
668		McDonald’s Corp.	209,445
444		Murphy USA, Inc.	167,166
1,552	[1]	O’Reilly Automotive, Inc.	160,911
1,589		PVH Corp.	133,984
332		Royal Caribbean Cruises, Ltd.	120,589
346		TJX Cos., Inc.	47,267
231	[1]	Ulta Beauty, Inc.	113,821
12,013	[1]	Viking Holdings Ltd.	764,267
250		Yum! Brands, Inc.	36,743
		TOTAL	5,487,087
		Consumer Staples—5.6%
3,070		Colgate-Palmolive Co.	258,095
964		Costco Wholesale Corp.	909,361
2,389	[1]	Dollar Tree, Inc.	260,807
2,899		Kimberly-Clark Corp.	374,377
2,287		Kroger Co.	155,150
10,271	[1]	Maplebear, Inc.	445,453
4,348		Philip Morris International, Inc.	726,681
		TOTAL	3,129,924
		Energy—2.0%
1,986		Cheniere Energy, Inc.	480,254
2,266		EOG Resources, Inc.	282,842
200		Expand Energy Corp.	19,356
1,168		Targa Resources, Inc.	195,944
1,527		Weatherford International PLC	97,277
828		Williams Cos., Inc.	47,925
		TOTAL	1,123,598
		Financials—15.2%
1,301		Aflac, Inc.	139,025
1,855		Ameriprise Financial, Inc.	954,973
Semi-Annual Financial Statements and Additional Information
1

Shares			Value
		COMMON STOCKS—continued
		Financials—continued
1,244		Arch Capital Group Ltd.	$ 113,863
8,344		Bank of New York Mellon Corp.	881,126
500		Cboe Global Markets, Inc.	117,975
4,394		Corebridge Financial, Inc.	152,779
5,696		Interactive Brokers Group, Inc., Class A	354,519
878		Mastercard, Inc.	522,665
256		Morgan Stanley	38,523
102		MSCI, Inc., Class A	57,907
5,005		Northern Trust Corp.	657,056
1,277	[1]	PayPal Holdings, Inc.	89,633
3,293		Progressive Corp., OH	813,569
7,503		Prudential Financial, Inc.	822,779
578	[1]	Robinhood Markets, Inc.	60,129
472		Ryan Specialty Group Holdings, Inc.	26,682
7,857		State Street Corp.	903,319
4,349		Synchrony Financial	332,003
1,223		The Hartford Insurance Group, Inc.	161,815
2,898		The Travelers Cos., Inc.	786,836
3,354		Virtu Financial, Inc.	140,600
724		Visa, Inc., Class A	254,689
5,852		Western Union Co.	50,737
		TOTAL	8,433,202
		Health Care—9.9%
5,061		AbbVie, Inc.	1,064,834
1,725	[1]	Align Technology, Inc.	244,881
74	[1]	Alnylam Pharmaceuticals, Inc.	33,042
2,400		Amgen, Inc.	690,504
645	[1]	Biogen, Inc.	85,282
1,849		Cardinal Health, Inc.	275,094
1,279		Cencora, Inc.	372,969
6,410	[1]	Dexcom, Inc.	482,929
17,357	[1]	Elanco Animal Health, Inc.	318,501
833		Humana, Inc.	252,949
3,342	[1]	Illumina, Inc.	334,066
3,904	[1]	Incyte Genomics, Inc.	330,318
473		Johnson & Johnson	83,801
716		Merck & Co., Inc.	60,230
12,408	[1]	Moderna, Inc.	298,909
662		Regeneron Pharmaceuticals, Inc.	384,423
411		Teleflex, Inc.	51,955
375	[1]	Vertex Pharmaceuticals, Inc.	146,633
		TOTAL	5,511,320
		Industrials—9.7%
728		Allegion PLC	123,614
2,893		Allison Transmission Holdings, Inc.	252,588
383		Booz Allen Hamilton Holding Corp.	41,640
246		Curtiss-Wright Corp.	117,625
1,085		Emerson Electric Co.	143,220
763		GE Aerospace	209,978
2,481		GE Vernova, Inc.	1,520,779
347		Lennox International, Inc.	193,578
233		Lockheed Martin Corp.	106,162
Semi-Annual Financial Statements and Additional Information
2

Shares			Value
		COMMON STOCKS—continued
		Industrials—continued
1,115		Manpower, Inc.	$ 47,276
1,754		Masco Corp.	128,726
1		Northrop Grumman Corp.	590
1,276		Paycom Software, Inc.	289,843
606		Ryder System, Inc.	113,637
599		Trane Technologies PLC	248,944
2,692	[1]	Uber Technologies, Inc.	252,375
2,804	[1]	United Airlines Holdings, Inc.	294,420
9,668		Veralto Corp.	1,026,645
953		Verisk Analytics, Inc.	255,518
83		Waste Management, Inc.	18,790
		TOTAL	5,385,948
		Information Technology—32.0%
594		Accenture PLC	154,422
3,158	[1]	Adobe, Inc.	1,126,459
9,903		Apple, Inc.	2,298,882
252	[1]	Arista Networks, Inc.	34,411
6,081		Broadcom, Inc.	1,808,429
1,794	[1]	Cirrus Logic, Inc.	204,857
529		Dell Technologies, Inc.	64,617
5,967	[1]	DXC Technology Co.	86,223
3,452	[1]	Enphase Energy, Inc.	130,140
623	[1]	EPAM Systems, Inc.	109,872
8,723	[1]	Fortinet, Inc.	687,111
3,503	[1]	GoDaddy, Inc.	519,530
4,423		Hewlett Packard Enterprise Co.	99,827
82	[1]	HubSpot, Inc.	39,620
2,236	[1]	Kyndryl Holdings, Inc.	71,082
7,126		Microsoft Corp.	3,610,673
3,206		NetApp, Inc.	361,605
11,785	[1]	Nutanix, Inc.	792,070
17,406		NVIDIA Corp.	3,031,777
615		Oracle Corp.	139,070
2,970	[1]	Palantir Technologies, Inc.	465,429
2,657		Pegasystems, Inc.	144,036
1,413	[1]	Qorvo, Inc.	128,159
1,550		Qualcomm, Inc.	249,132
1,093	[1]	Rubrik, Inc.	97,714
3,148		Salesforce, Inc.	806,675
2,595		Skyworks Solutions, Inc.	194,469
423		Teradyne, Inc.	50,016
12	[1]	Zoom Communications, Inc.	977
1,142	[1]	Zscaler, Inc.	316,391
		TOTAL	17,823,675
		Materials—2.6%
1,809		Alcoa Corp.	58,232
2,352	[1]	Axalta Coating Systems Ltd.	73,524
13,548		Celanese Corp.	645,291
1,625		FMC Corp.	63,537
2,268		Mosaic Co./The	75,751
4,075		Newmont Corp.	303,180
1,456		PPG Industries, Inc.	161,951
Semi-Annual Financial Statements and Additional Information
3

Shares			Value
		COMMON STOCKS—continued
		Materials—continued
588		Steel Dynamics, Inc.	$ 76,981
		TOTAL	1,458,447
		Real Estate—1.3%
471	[1]	CBRE Group, Inc.	76,358
1,270		Gaming and Leisure Properties, Inc.	60,973
11,459		Kilroy Realty Corp.	476,580
244		Simon Property Group, Inc.	44,081
242		Welltower, Inc.	40,724
		TOTAL	698,716
		Utilities—1.3%
351		American Electric Power Co., Inc.	38,968
612		DTE Energy Co.	83,630
1,413		Duke Energy Corp.	173,078
5,110		Edison International	286,824
1,495		Exelon Corp.	65,302
682		WEC Energy Group, Inc.	72,640
		TOTAL	720,442
		TOTAL INVESTMENT IN SECURITIES—99.5% (IDENTIFIED COST $53,145,980)[2]	55,325,520
		OTHER ASSETS AND LIABILITIES - NET—0.5%[3]	293,559
		NET ASSETS—100%	$55,619,079

1	Non-income-producing security.
2	Also represents cost of investments for federal tax purposes.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of net assets at August 31, 2025.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of August 31, 2025, all investments of the Fund utilized Level 1 inputs in valuing the Fund’s assets carried at fair value.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
4

Financial Highlights
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 8/31/2025	Period Ended 2/28/2025[1]
Net Asset Value, Beginning of Period	$28.64	$25.23
Income From Investment Operations:
Net investment income[2]	0.12	0.16
Net realized and unrealized gain (loss)	2.66	3.30
Total from Investment Operations	2.78	3.46
Less Distributions:
Distributions from net investment income	—	(0.05)
Net Asset Value, End of Period	$31.42	$28.64
Total Return[3]	9.71%	13.74%
Ratios to Average Net Assets:
Net expenses[4]	0.29%[5]	0.29%[5]
Net investment income	0.83%[5]	0.95%[5]
Expense waiver/reimbursement[6]	0.10%[5]	0.15%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$55,619	$18,042
Portfolio turnover[7]	43%	31%

1	Reflects operations for the period from July 31, 2024 (commencement of operations) to February 28, 2025.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

7	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
5

Statement of Assets and Liabilities
August 31, 2025 (unaudited)

Assets:
Investment in securities, at value (identified cost $53,145,980)	$55,325,520
Cash	269,218
Income receivable	36,287
Total Assets	55,631,025
Liabilities:
Payable for investment adviser fee (Note 5)	$11,946
TOTAL LIABILITIES	11,946
Net assets for 1,770,000 shares outstanding	$55,619,079
Net Assets Consist of:
Paid-in capital	$52,959,172
Total distributable earnings (loss)	2,659,907
NET ASSETS	$55,619,079
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$55,619,079 ÷ 1,770,000 shares outstanding, no par value, unlimited shares authorized	$31.42
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
6

Statement of Operations
Six Months Ended August 31, 2025 (unaudited)

Investment Income:
Dividends	$149,027
Expenses:
Investment adviser fee (Note 5)	$51,777
Share registration costs	650
TOTAL EXPENSES	52,427
Waiver of investment adviser fee (Note 5)	(13,276)
Net expenses	39,151
Net investment income	109,876
Realized and Unrealized Gain (Loss) on Investments and In-Kind Redemptions:
Net realized loss on investments	(1,549,345)
Net realized gain on in-kind redemptions	2,151,658
Net change in unrealized depreciation of investments	2,261,295
Net realized and unrealized gain (loss) on investments and in-kind redemptions	2,863,608
Change in net assets resulting from operations	$2,973,484
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
7

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 8/31/2025	Period Ended 2/28/2025[1]
Increase (Decrease) in Net Assets
Operations:
Net investment income	$109,876	$36,198
Net realized gain	602,313	321,420
Net change in unrealized appreciation/depreciation	2,261,295	(81,755)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	2,973,484	275,863
Distribution to Shareholders	—	(19,692)
Share Transactions:
Proceeds from sale of shares	50,265,004	23,638,028
Cost of shares redeemed	(15,661,413)	(5,852,195)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	34,603,591	17,785,833
Change in net assets	37,577,075	18,042,004
Net Assets:
Beginning of period	18,042,004	—
End of period	$55,619,079	$18,042,004

1	Reflects operations for the period from July 31, 2024 (commencement of operations) to February 28, 2025.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
8

Notes to Financial Statements
August 31, 2025 (unaudited)
1. ORGANIZATION
Federated Hermes ETF Trust (the “Trust”) was organized as a Delaware statutory trust on August 23, 2011 and is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of ten portfolios. The financial statements included herein are only those of the Federated Hermes MDT Large Cap Core ETF (the “Fund”). The Fund’s investment objective is long-term capital appreciation.
Individual shares of the Fund are listed for trading on a national securities exchange during the trading day. The Fund’s primary listing exchange is NYSE Arca. Shares can be bought and sold throughout the trading day like shares of other publicly traded companies, and when you buy or sell the Fund’s shares in the secondary market, you will pay or receive the market price. However, there can be no guarantee that an active trading market will develop or be maintained, or that the Fund shares listing will continue or remain unchanged.
Shares of the Fund may only be acquired through the Fund’s distributor and redeemed directly with the Fund by or through Authorized Participants in large blocks called Creation Units or multiples thereof. Authorized Participants are registered clearing agents that enter into an agreement with the Fund’s distributor to transact in Creation Units. Purchases and redemptions of Creation Units will take place in-kind and/or for cash at the discretion of the Fund. The determination of whether purchases and redemptions of Creation Units will be for cash or in-kind depends primarily on the regulatory requirements and settlement mechanisms relevant to the Fund’s portfolio holdings and the Fund is not limited to engaging in in-kind transactions to any particular market circumstances.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■
Equity securities or ETFs listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of Federated MDTA LLC (the “Adviser”), certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”) is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different. The trading prices of the Fund’s shares listed on its exchange may differ from the Fund’s NAV and will normally be affected by market forces, such as supply and demand, economic conditions, the market value of the Fund’s disclosed portfolio holdings and other factors. As a result, trading prices may be lower, higher or the same as the Fund’s NAV; and investors may pay more than NAV when buying shares and receive less than NAV when selling shares through the exchange.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Act, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Semi-Annual Financial Statements and Additional Information
9

Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■
With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■
Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
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Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income and capital gains, if any, are declared and paid at least annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. The detail of the total fund expense waiver of $13,276 is disclosed in Note 5.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 (the ’’Code“) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended August 31, 2025, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of August 31, 2025, the current tax year will be subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the State of Delaware.
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When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Adviser.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity with respect to purchases and redemptions of Creation Units:
	Six Months Ended 8/31/2025	Period Ended 2/28/2025[1]
Shares sold	1,680,000	840,004
Shares issued to shareholders in payment of distributions declared	—	—
Shares redeemed	(540,004)	(210,000)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	1,139,996	630,004

1	Reflects operations for the period from July 31, 2024 (commencement of operations) to February 28, 2025.
4. FEDERAL TAX INFORMATION
At August 31, 2025, the cost of investments for federal tax purposes was $53,145,980. The net unrealized appreciation of investments for federal tax purposes was $2,179,540. This consists of unrealized appreciation from investments for those securities having an excess of value over cost of $2,789,934 and unrealized depreciation from investments for those securities having an excess of cost over value of $610,394.
As of February 28, 2025, the Fund had a capital loss carryforward of $240,010 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$240,010	$—	$240,010
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.39% of the Fund’s average daily net assets. Under the advisory agreement, the Adviser has contractually agreed to pay all operating expenses of the Fund under a unitary fee structure, except (i) interest and taxes (including, but not limited to, income, excise, transaction, transfer and withholding taxes) and registration fees and expenses; (ii) expenses of the Fund incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions, including brokerage commissions and short sale dividend or interest expense; (iii) expenses incurred in connection with any distribution plan adopted by the Trust in compliance with Rule 12b-1 under the Act, including distribution fees; (iv) Acquired Fund Fees and Expenses; (v) litigation expenses; (vi) proxy-related expenses; (vii) tax reclaim recovery expenses; and (viii) any expenses determined to be extraordinary expenses. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the six months ended August 31, 2025, the Adviser voluntarily waived $13,276 of its fee.
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Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The Adviser, not the Fund, pays FAS.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses of up to 0.25% of average daily net assets, annually, to compensate FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended August 31, 2025, the Fund did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
Expense Limitation
The Adviser and certain of its affiliates (which may include FAS or FSC) have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, taxes, litigation expenses, extraordinary expenses, and proxy-related expenses, if any) paid by the Fund (after the voluntary waivers and/or reimbursements) will not exceed 0.29% (the “Fee Limit”) up to but not including the later of (the “Termination Date”): (a) May 1, 2026; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the approval of the Fund’s Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities, short-term obligations and in-kind transactions, for the six months ended August 31, 2025, were as follows:
Purchases	$11,769,357
Sales	$13,289,497
Additionally, there were purchases and sales of $50,106,348 and $14,067,096, respectively, in connection with in-kind purchases and sales of the Fund’s Shares of Creation Units.
7. CONCENTRATION AND CREDIT RISK
The Fund may invest a portion of its assets in securities of companies that are deemed by the Fund’s management to be classified in similar business sectors. Economic developments may have an effect on the liquidity and volatility of the portfolio securities.
A substantial portion of the Fund’s portfolio may be comprised of entities in the Information Technology sector. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.
Cash
The Fund may place its cash on deposit with financial institutions in the United States, which is insured by the Federal Deposit Insurance Company (FDIC) up to $250,000. The Fund’s credit risk in the event of failure of these financial institutions is represented by the difference between the FDIC limit and the total amounts on deposit. The Fund from time to time may have amounts on deposit in excess of the insured limits.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of August 31, 2025, there were no outstanding loans. During the six months ended August 31, 2025, the program was not utilized.
9. OPERATING SEGMENTS
An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. A management committee of the Adviser acts as the CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the strategic asset allocation is determined based on the investment objective of the Fund and executed by the Fund’s portfolio management team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions) which is reviewed by the CODM to assess the Fund’s performance in comparison to the Fund’s benchmarks and to make resource allocation decisions for the Fund’s single segment is consistent with the information presented in these financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.
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10. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
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Evaluation and Approval of Advisory Contract–May 2024
Federated Hermes MDT Large Cap Core ETF (the “Fund”)
At its meetings in May 2024 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund (the “Independent Trustees”), as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), reviewed and unanimously approved for an initial two-year term a proposed investment advisory contract (the “Contract”) between the Fund and Federated MDTA LLC (the “Adviser”). The Board’s determination to approve the Contract reflects the exercise of its business judgment regarding whether to authorize the creation and offering of this new investment vehicle, as proposed by Federated Hermes, Inc. (together with its affiliates, “Federated Hermes”), and is based on information requested by the Board and provided by Federated Hermes, as well as Federated Hermes’ recommendation to go forward with development of the Fund. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation of the Fund’s proposed management fee (the “New Fund CCO Fee Evaluation Report”). The Board considered the New Fund CCO Fee Evaluation Report, along with other information, in evaluating the reasonableness of the Fund’s proposed management fee and in determining to approve the Contract.
In addition to the extensive materials that comprise and accompany the New Fund CCO Fee Evaluation Report, the Board considered the materials and presentations provided by Federated Hermes and the CCO’s independent written evaluation in connection with the Board’s annual approval of the continuation of the advisory and subadvisory contracts for the other funds advised by the Adviser and its affiliates (collectively, the “Federated Hermes Funds”) at its May Meetings. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the proposed Contract.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: (1) a copy of the Contract; (2) the nature, quality and extent of the advisory and other services to be provided to the Fund by the Adviser and its affiliates; (3) Federated Hermes’ business and operations; (4) the Adviser’s investment philosophy, personnel and processes; (5) the Fund’s proposed investment objective and strategies; (6) the Fund’s anticipated fees and expenses, including the proposed management fee and the overall estimated expense structure of the Fund - in absolute terms and relative to an appropriate group of peer funds, with due regard for contractual or voluntary expense limitations; (7) the financial condition of Federated Hermes; (8) the Adviser’s projected profitability with respect to managing the Fund; (9) anticipated distribution and sales activity for the Fund; and (10) the use and allocation of brokerage commissions to be derived from trading the Fund’s portfolio securities (if any). The Board also considered the likely preferences and expectations of anticipated Fund shareholders.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contract. Using these judicial decisions as a guide, the Board considered several factors they deemed relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund, including: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark, and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fees and expenses, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board considered that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its evaluation of the proposed Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board recognized that certain of the factors listed above (relating to such matters as anticipated Fund
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performance and any indirect benefits that may accrue to Federated Hermes as a result of the Adviser’s proposed relationship with the Fund) are essentially impossible to apply before the Fund has experienced any meaningful operating history. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Federated Hermes Funds and working with Federated Hermes on matters relating to the oversight of the Federated Hermes Funds.
In determining to approve the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the Contract was based on a comprehensive consideration of all information provided to the Board. The Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services to be provided to the Fund by the Adviser and the resources of Federated Hermes to be dedicated to the Fund. In this regard, the Board evaluated, among other things, the proposed terms of the Contract and the full range of services to be provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team that will be primarily responsible for the day-to-day management of the Fund and evaluated Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the proposed Fund. The Board considered the Adviser’s trade execution experience and capabilities. The Board also considered the Adviser’s anticipated ability to deliver competitive investment performance for the Fund when compared to the Fund’s Peer Group (as defined below), which was deemed by the Board to be a useful indicator of the Adviser’s anticipated ability to execute the Fund’s investment program.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board also considered its past experience with the Adviser with respect to the services it provides to other Federated Hermes Funds. The Board considered that Federated Hermes had been advising exchange-traded funds (“ETFs”) since 2021 and that the Adviser had extensive experience advising actively managed mutual funds. The Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board considered the special attributes of the Fund as an ETF relative to a traditional mutual fund and the benefits that are expected to be realized from an investment in the Fund, rather than a traditional mutual fund. The Board also considered the resources devoted by Federated Hermes in developing and maintaining an infrastructure necessary to support the on-going operations of the Fund.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources that would be devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the 1940 Act, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard.
In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
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The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services to be provided to the Fund by the Adviser.
Fund Investment Performance
The Board noted that the Fund is newly formed and has no prior performance history.
The Board considered the investment performance of the Adviser and its portfolio management team, including, for purposes of considering the investment skill and experience of the Fund’s proposed portfolio managers, the investment performance of certain other Federated Hermes Funds that are advised by the Adviser and the Fund’s proposed portfolio managers. The Board also received additional information about the broad range of the portfolio management team’s investment experience and the team’s investment philosophy and process.
Based on these considerations, the Board concluded that it was satisfied that the Adviser has the capability of providing satisfactory investment performance for the Fund.
Fund Expenses
The Board considered the proposed management fee and overall proposed expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the proposed contractual management fee rate, proposed net management fee rate, and anticipated total expense ratio relative to the total expense ratios of (i) a category of peer funds selected by Morningstar, Inc., an independent fund ranking organization, as provided by Broadridge (the “Peer Group”), (ii) traditional mutual funds with an institutional share class within the Peer Group (the “Mutual Fund Peer Group”), (iii) actively managed ETFs within the Peer Group (the “Active ETF Peer Group”), and (iv) all ETFs within the Peer Group. In this regard, the Board noted that the proposed contractual management fee rate, proposed net management fee rate and anticipated total expense ratio of the Fund were each below the median and average total expense ratio of the Peer Group, the Mutual Fund Peer Group and the Active ETF Peer Group.
The Board noted the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the reasonableness of the Fund’s fees. The Board considered the CCO’s view, in evaluating such comparisons, that in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Peer Group. In this connection, the Board considered that the proposed quantitative focus of the management of the Fund may make fee and expense comparisons particularly difficult. The Board also noted information about structural, operational and other differences between ETFs and traditional mutual funds, including differences in the marketplace in which each type of product must compete.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged to funds by other advisers, the use of comparisons between the Fund and its Peer Group assisted the Board in its evaluation of the Fund’s proposed fees and expenses. The Board focused on comparisons with other registered funds more heavily than non-registered fund products or services because such comparisons are believed to be more relevant. The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, anticipated to be chosen and maintained by the Fund’s anticipated shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund will compete. The Board also considered competition in the general ETF marketplace and the impact of market pressures on the price levels for actively managed ETFs such as the Fund.
Consistent with general ETF practice, the Board noted the Fund’s “unitary” fee structure, under which the Adviser would, in addition to providing investment management services, arrange for transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate. The Board considered that, other than the management fee, the Adviser would pay all operating expenses of the Fund, except for: (i) interest and taxes (including, but not limited to, income, excise, transaction, transfer and withholding taxes); (ii) expenses of the Fund incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions, including brokerage commissions and short sale dividend or interest expense; (iii) expenses incurred in connection with any distribution plan adopted by the Trust in compliance with Rule 12b-1 under the 1940 Act, including distribution fees; (iv) acquired fund fees and expenses; (v) litigation expenses; (vi) proxy-related expenses; (vii) tax reclaim recovery expenses; and (viii) any expenses determined to be extraordinary expenses.
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Based on these considerations, the Board concluded that the proposed fees and anticipated total expense ratio of the Fund, in conjunction with other matters considered, are reasonable in light of the services to be provided.
Profitability
The Board received and considered profitability information relating to the Fund. The Board considered that detailed cost allocation reports had not yet been projected for the Fund. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs on a fund-by-fund basis continue to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. The Board considered that the Fund was new to Federated Hermes and noted the CCO’s view that any projected cost allocation and/or profit margin does not represent the full or actual cost of operating a Federated Hermes Fund and makes only rough estimates of the cost to launch a Federated Hermes Fund.
The Board also considered that the CCO reviewed information compiled by Federated Hermes and furnished to the Board comparing its profitability information to other publicly-held fund management companies, including information regarding profitability trends over time. The Board considered that the CCO noted that Federated Hermes regularly undertakes to establish new Federated Hermes Funds and maintains a number of other smaller Federated Hermes Funds that, while expected to grow to a greater size, nevertheless require substantial investment and waiver or assumption of fees and other expenses in order to deliver them to the marketplace.
The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under the proposed Contract.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. The Board considered that any reduction in fixed costs associated with the management of the Fund would benefit the Adviser due to the unitary fee structure of the Fund, but that the unitary fee would protect shareholders from a rise in operating costs and/or a decline in Fund assets and is a transparent means of informing the Fund’s shareholders of the fees associated with the Fund. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders. The Board noted the fee waiver arrangement proposed for the Fund. The Board also considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: portfolio management, investment research and trading operations; shareholder services; compliance; business continuity; cybersecurity and information security programs; internal audit and risk management functions; and technology, systems capabilities and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced or expanded services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole.
In connection with the Board’s governance of other Federated Hermes Fund, the Board regularly receives and considers information furnished by Federated Hermes regarding adviser-paid fees (commonly referred to as “revenue sharing” payments). The Board considered that Federated Hermes and the CCO believe that this information is relevant to considering whether Federated Hermes had an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, but should not be considered when evaluating the reasonableness of management fees. The Board also noted the absence of any applicable regulatory or industry guidelines on economies of scale, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund management fees with breakpoints that serve to reduce the fees as a fund attains a certain size. The Board considered that the CCO did not recommend institution of management fee breakpoints in pricing Federated Hermes’ proposed investment management services to the Fund at this time. The Board noted that, as part of its future annual review of the Contract, it will review asset growth in the Fund, whether economies of scale that can be reasonably identified have been achieved, and the extent to which such economies of scale may be shared with Fund shareholders.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. In connection with the Board’s governance of other Federated Hermes Funds, the Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate service contracts, including for serving as the Federated Hermes Funds’
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administrator and distributor. In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the New Fund CCO Fee Evaluation Report show that the proposed management fee for the Fund is reasonable; and (ii) the CCO’s recommendation that the Board approve the proposed management fee.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
Semi-Annual Financial Statements and Additional Information
18

Funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in funds involves investment risk, including the possible loss of principal.
This information is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400, Option #4.

Federated Hermes MDT Large Cap Core ETF

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31423L503
Q456859 (10/25)
© 2025 Federated Hermes, Inc.

Semi-Annual Financial Statements
and Additional Information
August 31, 2025

NYSE Arca | FLCG

Federated Hermes MDT Large Cap Growth ETF

A Portfolio of Federated Hermes ETF Trust

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments
August 31, 2025 (unaudited)
Shares			Value
		COMMON STOCKS—99.5%
		Communication Services—11.6%
53,071		Alphabet, Inc., Class A	$ 11,299,347
1,799	[1]	Live Nation Entertainment, Inc.	299,515
13,562		Meta Platforms, Inc.	10,018,249
1,891	[1]	Netflix, Inc.	2,284,801
4,010	[1]	Reddit, Inc.	902,571
23,275	[1]	ROBLOX Corp.	2,899,832
508	[1]	Spotify Technology SA	346,395
14,708	[1]	ZoomInfo Technologies, Inc.	160,317
		TOTAL	28,211,027
		Consumer Discretionary—12.6%
1,384	[1]	Airbnb, Inc.	180,654
52,991	[1]	Amazon.com, Inc.	12,134,939
118	[1]	AutoZone, Inc.	495,427
9,189	[1]	Deckers Outdoor Corp.	1,099,280
398		Domino’s Pizza, Inc.	182,403
7,675	[1]	DoorDash, Inc.	1,882,294
824	[1]	Duolingo, Inc.	245,437
5,922		eBay, Inc.	536,592
13,338	[1]	Five Below, Inc.	1,935,344
2,842	[1]	Flutter Entertainment PLC	872,977
3,300	[1]	Lululemon Athletica, Inc.	667,260
1,020		Murphy USA, Inc.	384,030
6,354	[1]	O’Reilly Automotive, Inc.	658,783
2,369		Royal Caribbean Cruises, Ltd.	860,468
4,365	[1]	SharkNinja, Inc.	510,530
8,045	[1]	Tesla, Inc.	2,685,984
1,997		TJX Cos., Inc.	272,810
1,649	[1]	Ulta Beauty, Inc.	812,512
64,476	[1]	Viking Holdings Ltd.	4,101,963
1,283	[1]	Wayfair, Inc.	95,712
		TOTAL	30,615,399
		Consumer Staples—2.5%
5,622		Costco Wholesale Corp.	5,303,345
18,953	[1]	Maplebear, Inc.	821,992
		TOTAL	6,125,337
		Energy—0.1%
4,293		Weatherford International PLC	273,486
		Financials—5.6%
10,167		Ameriprise Financial, Inc.	5,234,073
189		Goldman Sachs Group, Inc.	140,852
3,652		Mastercard, Inc.	2,173,999
696		Moody’s Corp.	354,793
702		Morgan Stanley	105,637
552		MSCI, Inc., Class A	313,382
8,329		Progressive Corp., OH	2,057,763
3,500	[1]	Robinhood Markets, Inc.	364,105
59,303	[1]	StoneCo Ltd.	976,720
4,942		Visa, Inc., Class A	1,738,497
Semi-Annual Financial Statements and Additional Information
1

Shares			Value
		COMMON STOCKS—continued
		Financials—continued
25,799		Western Union Co.	$ 223,677
		TOTAL	13,683,498
		Health Care—7.2%
23,887		AbbVie, Inc.	5,025,825
8,027	[1]	Align Technology, Inc.	1,139,513
885	[1]	Alnylam Pharmaceuticals, Inc.	395,161
9,585		Amgen, Inc.	2,757,700
4,180		Cardinal Health, Inc.	621,900
5,443		Cencora, Inc.	1,587,233
29,323	[1]	Dexcom, Inc.	2,209,195
103		Eli Lilly & Co.	75,456
8,593	[1]	Illumina, Inc.	858,956
12,092	[1]	Incyte Genomics, Inc.	1,023,104
1,013		Merck & Co., Inc.	85,214
1,803		Regeneron Pharmaceuticals, Inc.	1,047,002
1,426	[1]	Vertex Pharmaceuticals, Inc.	557,595
		TOTAL	17,383,854
		Industrials—6.7%
766		Acuity, Inc.	250,076
20,258		Allison Transmission Holdings, Inc.	1,768,726
615		Cintas Corp.	129,169
903		GE Aerospace	248,506
10,361		GE Vernova, Inc.	6,350,982
4,900		Paycom Software, Inc.	1,113,035
2,329		Trane Technologies PLC	967,932
19,449	[1]	Uber Technologies, Inc.	1,823,344
32,844		Veralto Corp.	3,487,704
		TOTAL	16,139,474
		Information Technology—51.9%
14,747	[1]	Adobe, Inc.	5,260,255
92,355		Apple, Inc.	21,439,290
1,673	[1]	AppLovin Corp.	800,681
6,945	[1]	Arista Networks, Inc.	948,340
460	[1]	Atlassian Corp. PLC	81,779
575	[1]	Autodesk, Inc.	180,953
44,818		Broadcom, Inc.	13,328,425
717	[1]	Crowdstrike Holdings, Inc.	303,793
6,891		Dell Technologies, Inc.	841,736
10,002	[1]	Enphase Energy, Inc.	377,075
3,169	[1]	EPAM Systems, Inc.	558,885
39,237	[1]	Fortinet, Inc.	3,090,698
559	[1]	Gartner, Inc., Class A	140,415
14,491	[1]	GoDaddy, Inc.	2,149,160
755	[1]	HubSpot, Inc.	364,793
659		Intuit, Inc.	439,553
411		KLA Corp.	358,392
6,678		Marvell Technology, Inc.	419,812
54,788		Microsoft Corp.	27,760,532
10,847		NetApp, Inc.	1,223,433
50,971	[1]	Nutanix, Inc.	3,425,761
167,878		NVIDIA Corp.	29,240,990
7,037		Oracle Corp.	1,591,277
Semi-Annual Financial Statements and Additional Information
2

Shares			Value
		COMMON STOCKS—continued
		Information Technology—continued
22,662	[1]	Palantir Technologies, Inc.	$ 3,551,362
4,913	[1]	Palo Alto Networks, Inc.	936,025
13,128		Pegasystems, Inc.	711,669
5,664	[1]	Pure Storage, Inc.	439,583
829		Qualcomm, Inc.	133,245
2,925	[1]	Rubrik, Inc.	261,495
10,818		Salesforce, Inc.	2,772,113
244	[1]	ServiceNow, Inc.	223,860
449	[1]	Snowflake, Inc.	107,158
1,089		Teradyne, Inc.	128,763
8,017	[1]	Zscaler, Inc.	2,221,110
		TOTAL	125,812,411
		Materials—0.9%
43,310		Celanese Corp.	2,062,855
		Utilities—0.4%
4,852		Vistra Corp.	917,562
		TOTAL INVESTMENT IN SECURITIES—99.5% (IDENTIFIED COST $216,222,971)[2]	241,224,903
		OTHER ASSETS AND LIABILITIES - NET—0.5%[3]	1,235,198
		NET ASSETS—100%	$242,460,101

1	Non-income-producing security.
2	Also represents cost of investments for federal tax purposes.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of net assets at August 31, 2025.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of August 31, 2025, all investments of the Fund utilized Level 1 inputs in valuing the Fund’s assets carried at fair value.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
3

Financial Highlights
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 8/31/2025	Period Ended 2/28/2025[1]
Net Asset Value, Beginning of Period	$28.07	$24.52
Income From Investment Operations:
Net investment income[2]	0.02	0.03
Net realized and unrealized gain (loss)	3.18	3.54
Total from Investment Operations	3.20	3.57
Less Distributions:
Distributions from net investment income	—	(0.02)
Net Asset Value, End of Period	$31.27	$28.07
Total Return[3]	11.40%	14.55%
Ratios to Average Net Assets:
Net expenses[4]	0.39%[5]	0.39%[5]
Net investment income	0.14%[5]	0.21%[5]
Expense waiver/reimbursement[6]	0.10%[5]	0.15%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$242,460	$11,790
Portfolio turnover[7]	42%	21%

1	Reflects operations for the period from July 31, 2024 (commencement of operations) to February 28, 2025.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

7	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
4

Statement of Assets and Liabilities
August 31, 2025 (unaudited)

Assets:
Investment in securities, at value (identified cost $216,222,971)	$241,224,903
Cash	1,232,718
Income receivable	83,855
Total Assets	242,541,476
Liabilities:
Payable for investment adviser fee (Note 5)	$81,375
TOTAL LIABILITIES	81,375
Net assets for 7,755,000 shares outstanding	$242,460,101
Net Assets Consist of:
Paid-in capital	$203,470,111
Total distributable earnings (loss)	38,989,990
NET ASSETS	$242,460,101
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$242,460,101 ÷ 7,755,000 shares outstanding, no par value, unlimited shares authorized	$31.27
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
5

Statement of Operations
Six Months Ended August 31, 2025 (unaudited)

Investment Income:
Dividends	$538,158
Expenses:
Investment adviser fee (Note 5)	$489,163
Waiver of investment adviser fee (Note 5)	(94,938)
Net expenses	394,225
Net investment income	143,933
Realized and Unrealized Gain (Loss) on Investments and In-Kind Redemptions:
Net realized loss on investments	(4,656,517)
Net realized gain on in-kind redemptions	18,665,555
Net change in unrealized depreciation of investments	25,280,162
Net realized and unrealized gain (loss) on investments and in-kind redemptions	39,289,200
Change in net assets resulting from operations	$39,433,133
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
6

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 8/31/2025	Period Ended 2/28/2025[1]
Increase (Decrease) in Net Assets
Operations:
Net investment income	$143,933	$6,858
Net realized gain	14,009,038	464,594
Net change in unrealized appreciation/depreciation	25,280,162	(278,230)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	39,433,133	193,222
Distribution to Shareholders	—	(3,938)
Share Transactions:
Proceeds from sale of shares	308,449,716	17,061,683
Cost of shares redeemed	(117,213,111)	(5,460,604)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	191,236,605	11,601,079
Change in net assets	230,669,738	11,790,363
Net Assets:
Beginning of period	11,790,363	—
End of period	$242,460,101	$11,790,363

1	Reflects operations for the period from July 31, 2024 (commencement of operations) to February 28, 2025.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
7

Notes to Financial Statements
August 31, 2025 (unaudited)
1. ORGANIZATION
Federated Hermes ETF Trust (the “Trust”) was organized as a Delaware statutory trust on August 23, 2011 and is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of ten portfolios. The financial statements included herein are only those of the Federated Hermes MDT Large Cap Growth ETF (the “Fund”). The Fund’s investment objective is long-term capital appreciation.
Individual shares of the Fund are listed for trading on a national securities exchange during the trading day. The Fund’s primary listing exchange is NYSE Arca. Shares can be bought and sold throughout the trading day like shares of other publicly traded companies, and when you buy or sell the Fund’s shares in the secondary market, you will pay or receive the market price. However, there can be no guarantee that an active trading market will develop or be maintained, or that the Fund shares listing will continue or remain unchanged.
Shares of the Fund may only be acquired through the Fund’s distributor and redeemed directly with the Fund by or through Authorized Participants in large blocks called Creation Units or multiples thereof. Authorized Participants are registered clearing agents that enter into an agreement with the Fund’s distributor to transact in Creation Units. Purchases and redemptions of Creation Units will take place in-kind and/or for cash at the discretion of the Fund. The determination of whether purchases and redemptions of Creation Units will be for cash or in-kind depends primarily on the regulatory requirements and settlement mechanisms relevant to the Fund’s portfolio holdings and the Fund is not limited to engaging in in-kind transactions to any particular market circumstances.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■
Equity securities or ETFs listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of Federated MDTA LLC (the “Adviser”), certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”) is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different. The trading prices of the Fund’s shares listed on its exchange may differ from the Fund’s NAV and will normally be affected by market forces, such as supply and demand, economic conditions, the market value of the Fund’s disclosed portfolio holdings and other factors. As a result, trading prices may be lower, higher or the same as the Fund’s NAV; and investors may pay more than NAV when buying shares and receive less than NAV when selling shares through the exchange.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Act, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Semi-Annual Financial Statements and Additional Information
8

Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■
With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■
Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income and capital gains, if any, are declared and paid at least annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. The detail of the total fund expense waiver of $94,938 is disclosed in Note 5.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 (the ’’Code“) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended August 31, 2025, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of August 31, 2025, the current tax year will be subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the State of Delaware.
Semi-Annual Financial Statements and Additional Information
9

When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Adviser.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity with respect to purchases and redemptions of Creation Units:
	Six Months Ended 8/31/2025	Period Ended 2/28/2025[1]
Shares sold	11,355,000	615,004
Shares issued to shareholders in payment of distributions declared	—	—
Shares redeemed	(4,020,004)	(195,000)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	7,334,996	420,004

1	Reflects operations for the period from July 31, 2024 (commencement of operations) to February 28, 2025.
4. FEDERAL TAX INFORMATION
At August 31, 2025, the cost of investments for federal tax purposes was $216,222,971. The net unrealized appreciation of investments for federal tax purposes was $25,001,932. This consists of unrealized appreciation from investments for those securities having an excess of value over cost of $27,836,764 and unrealized depreciation from investments for those securities having an excess of cost over value of $2,834,832.
As of February 28, 2025, the Fund had a capital loss carryforward of $165,866 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$165,866	$—	$165,866
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.49% of the Fund’s average daily net assets. Under the advisory agreement, the Adviser has contractually agreed to pay all operating expenses of the Fund under a unitary fee structure, except (i) interest and taxes (including, but not limited to, income, excise, transaction, transfer and withholding taxes) and registration fees and expenses; (ii) expenses of the Fund incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions, including brokerage commissions and short sale dividend or interest expense; (iii) expenses incurred in connection with any distribution plan adopted by the Trust in compliance with Rule 12b-1 under the Act, including distribution fees; (iv) Acquired Fund Fees and Expenses; (v) litigation expenses; (vi) proxy-related expenses; (vii) tax reclaim recovery expenses; and (viii) any expenses determined to be extraordinary expenses. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the six months ended August 31, 2025, the Adviser voluntarily waived $94,938 of its fee.
Semi-Annual Financial Statements and Additional Information
10

Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The Adviser, not the Fund, pays FAS.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses of up to 0.25% of average daily net assets, annually, to compensate FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended August 31, 2025, the Fund did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
Expense Limitation
The Adviser and certain of its affiliates (which may include FAS or FSC) have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, taxes, litigation expenses, extraordinary expenses, and proxy-related expenses, if any) paid by the Fund (after the voluntary waivers and/or reimbursements) will not exceed 0.39% (the “Fee Limit”) up to but not including the later of (the “Termination Date”): (a) May 1, 2026; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the approval of the Fund’s Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities, short-term obligations and in-kind transactions, for the six months ended August 31, 2025, were as follows:
Purchases	$77,248,341
Sales	$80,196,592
Additionally, there were purchases and sales of $306,944,255 and $113,786,828, respectively, in connection with in-kind purchases and sales of the Fund’s Shares of Creation Units.
7. CONCENTRATION AND CREDIT RISK
The Fund may invest a portion of its assets in securities of companies that are deemed by the Fund’s management to be classified in similar business sectors. Economic developments may have an effect on the liquidity and volatility of the portfolio securities.
A substantial portion of the Fund’s portfolio may be comprised of entities in the Information Technology sector. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.
Cash
The Fund may place its cash on deposit with financial institutions in the United States, which is insured by the Federal Deposit Insurance Company (FDIC) up to $250,000. The Fund’s credit risk in the event of failure of these financial institutions is represented by the difference between the FDIC limit and the total amounts on deposit. The Fund from time to time may have amounts on deposit in excess of the insured limits.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of August 31, 2025, there were no outstanding loans. During the six months ended August 31, 2025, the program was not utilized.
9. OPERATING SEGMENTS
An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. A management committee of the Adviser acts as the CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the strategic asset allocation is determined based on the investment objective of the Fund and executed by the Fund’s portfolio management team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions) which is reviewed by the CODM to assess the Fund’s performance in comparison to the Fund’s benchmarks and to make resource allocation decisions for the Fund’s single segment is consistent with the information presented in these financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.
Semi-Annual Financial Statements and Additional Information
11

10. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
Semi-Annual Financial Statements and Additional Information
12

Proxy Disclosure (unaudited)
Item 9. Proxy Disclosures for Open-End Management Investment Companies.
Federated Hermes MDT Large Cap Growth ETF
On August 23, 2024, holders of more than 50% of the Federated Hermes Large Cap Growth ETF’s outstanding voting securities as of August 19, 2024 approved the below fundamental policy change (the “Policy Change”) by written consent in lieu of a shareholder meeting. The Federated Hermes Large Cap Growth ETF was not required to proxy shareholders in order to obtain shareholder approval in connection with the Policy Change.
Effective September 16, 2024, the Federated Hermes Large Cap Growth ETF’s new fundamental investment policy regarding diversification, as approved by the Board and a majority of shareholders, states:
The Fund is a “non-diversified” investment company, as defined in the 1940 Act, which means that it is permitted to invest its assets in a more limited number of issuers than “diversified” investment companies. A diversified company may not, with respect to 75% of its total assets, invest more than 5% of its total assets in the securities of any one issuer and may not own more than 10% of the outstanding voting securities of any one issuer.
The number of votes cast for, against and withheld, as well as the number of abstentions and broker non-votes with respect to the Policy Change is included below.
	Voted For	Voted Against	Withheld Authority	Abstained	Broker Non-Votes
Federated Hermes MDT Large Cap Growth ETF Policy Change	100,000 Shares (95.23%)	N/A	N/A	N/A	N/A
Semi-Annual Financial Statements and Additional Information
13

Evaluation and Approval of Advisory Contract–May 2024
Federated Hermes MDT Large Cap Growth ETF (the “Fund”)
At its meetings in May 2024 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund (the “Independent Trustees”), as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), reviewed and unanimously approved for an initial two-year term a proposed investment advisory contract (the “Contract”) between the Fund and Federated MDTA LLC (the “Adviser”). The Board’s determination to approve the Contract reflects the exercise of its business judgment regarding whether to authorize the creation and offering of this new investment vehicle, as proposed by Federated Hermes, Inc. (together with its affiliates, “Federated Hermes”), and is based on information requested by the Board and provided by Federated Hermes, as well as Federated Hermes’ recommendation to go forward with development of the Fund. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation of the Fund’s proposed management fee (the “New Fund CCO Fee Evaluation Report”). The Board considered the New Fund CCO Fee Evaluation Report, along with other information, in evaluating the reasonableness of the Fund’s proposed management fee and in determining to approve the Contract.
In addition to the extensive materials that comprise and accompany the New Fund CCO Fee Evaluation Report, the Board considered the materials and presentations provided by Federated Hermes and the CCO’s independent written evaluation in connection with the Board’s annual approval of the continuation of the advisory and subadvisory contracts for the other funds advised by the Adviser and its affiliates (collectively, the “Federated Hermes Funds”) at its May Meetings. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the proposed Contract.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: (1) a copy of the Contract; (2) the nature, quality and extent of the advisory and other services to be provided to the Fund by the Adviser and its affiliates; (3) Federated Hermes’ business and operations; (4) the Adviser’s investment philosophy, personnel and processes; (5) the Fund’s proposed investment objective and strategies; (6) the Fund’s anticipated fees and expenses, including the proposed management fee and the overall estimated expense structure of the Fund - in absolute terms and relative to an appropriate group of peer funds, with due regard for contractual or voluntary expense limitations; (7) the financial condition of Federated Hermes; (8) the Adviser’s projected profitability with respect to managing the Fund; (9) anticipated distribution and sales activity for the Fund; and (10) the use and allocation of brokerage commissions to be derived from trading the Fund’s portfolio securities (if any). The Board also considered the likely preferences and expectations of anticipated Fund shareholders.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contract. Using these judicial decisions as a guide, the Board considered several factors they deemed relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund, including: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark, and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fees and expenses, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board considered that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its evaluation of the proposed Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board recognized that certain of the factors listed above (relating to such matters as anticipated Fund
Semi-Annual Financial Statements and Additional Information
14

performance and any indirect benefits that may accrue to Federated Hermes as a result of the Adviser’s proposed relationship with the Fund) are essentially impossible to apply before the Fund has experienced any meaningful operating history. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Federated Hermes Funds and working with Federated Hermes on matters relating to the oversight of the Federated Hermes Funds.
In determining to approve the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the Contract was based on a comprehensive consideration of all information provided to the Board. The Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services to be provided to the Fund by the Adviser and the resources of Federated Hermes to be dedicated to the Fund. In this regard, the Board evaluated, among other things, the proposed terms of the Contract and the full range of services to be provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team that will be primarily responsible for the day-to-day management of the Fund and evaluated Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the proposed Fund. The Board considered the Adviser’s trade execution experience and capabilities. The Board also considered the Adviser’s anticipated ability to deliver competitive investment performance for the Fund when compared to the Fund’s Peer Group (as defined below), which was deemed by the Board to be a useful indicator of the Adviser’s anticipated ability to execute the Fund’s investment program.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board also considered its past experience with the Adviser with respect to the services it provides to other Federated Hermes Funds. The Board considered that Federated Hermes had been advising exchange-traded funds (“ETFs”) since 2021 and that the Adviser had extensive experience advising actively managed mutual funds, including a mutual fund with similar strategies to those proposed for the Fund. The Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board considered the special attributes of the Fund as an ETF relative to a traditional mutual fund and the benefits that are expected to be realized from an investment in the Fund, rather than a traditional mutual fund. The Board also considered the resources devoted by Federated Hermes in developing and maintaining an infrastructure necessary to support the on-going operations of the Fund.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources that would be devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the 1940 Act, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard.
In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
Semi-Annual Financial Statements and Additional Information
15

The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services to be provided to the Fund by the Adviser.
Fund Investment Performance
The Board noted that the Fund is newly formed and has no prior performance history.
The Board considered the investment performance of the Adviser and its portfolio management team, including, for purposes of considering the investment skill and experience of the Fund’s proposed portfolio managers, the investment performance of Federated Hermes MDT Large Cap Growth Fund, a mutual fund which is also advised by the Adviser and uses investment strategies similar to those proposed for the Fund (the “MDT Large Cap Growth Fund”). The Board also considered information comparing the MDT Large Cap Growth Fund’s performance to the Fund’s proposed benchmark and the Fund’s Peer Group. The Board also received additional information about the broad range of the portfolio management team’s investment experience and the team’s investment philosophy and process.
Based on these considerations, the Board concluded that it was satisfied that the Adviser has the capability of providing satisfactory investment performance for the Fund.
Fund Expenses
The Board considered the proposed management fee and overall proposed expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the proposed contractual management fee rate, proposed net management fee rate, and anticipated total expense ratio relative to the total expense ratios of (i) a category of peer funds selected by Morningstar, Inc., an independent fund ranking organization, as provided by Broadridge (the “Peer Group”), (ii) traditional mutual funds with an institutional share class within the Peer Group (the “Mutual Fund Peer Group”), (iii) actively managed ETFs within the Peer Group (the “Active ETF Peer Group”), and (iv) all ETFs within the Peer Group. In this regard, the Board noted that the proposed contractual management fee rate, proposed net management fee rate and anticipated total expense ratio of the Fund were each below the median and average total expense ratio of the Peer Group, the Mutual Fund Peer Group and the Active ETF Peer Group.
The Board noted the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the reasonableness of the Fund’s fees. The Board considered the CCO’s view, in evaluating such comparisons, that in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Peer Group. In this connection, the Board considered that the proposed quantitative focus of the management of the Fund may make fee and expense comparisons particularly difficult. The Board also noted information about structural, operational and other differences between ETFs and traditional mutual funds, including differences in the marketplace in which each type of product must compete.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged to funds by other advisers, the use of comparisons between the Fund and its Peer Group assisted the Board in its evaluation of the Fund’s proposed fees and expenses. The Board focused on comparisons with other registered funds more heavily than non-registered fund products or services because such comparisons are believed to be more relevant. The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, anticipated to be chosen and maintained by the Fund’s anticipated shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund will compete. The Board also considered competition in the general ETF marketplace and the impact of market pressures on the price levels for actively managed ETFs such as the Fund.
Consistent with general ETF practice, the Board noted the Fund’s “unitary” fee structure, under which the Adviser would, in addition to providing investment management services, arrange for transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate. The Board considered that, other than the management fee, the Adviser would pay all operating expenses of the Fund, except for: (i) interest and taxes (including, but not limited to, income, excise, transaction, transfer and withholding taxes); (ii) expenses of the Fund incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions,
Semi-Annual Financial Statements and Additional Information
16

including brokerage commissions and short sale dividend or interest expense; (iii) expenses incurred in connection with any distribution plan adopted by the Trust in compliance with Rule 12b-1 under the 1940 Act, including distribution fees; (iv) acquired fund fees and expenses; (v) litigation expenses; (vi) proxy-related expenses; (vii) tax reclaim recovery expenses; and (viii) any expenses determined to be extraordinary expenses.
The Board received and considered information about the anticipated fees and expenses of the Fund as compared to those of the MDT Large Cap Growth Fund. The Board also reviewed information about differences between the MDT Large Cap Growth Fund and the Fund. The Board also received and considered information about the nature and extent of services offered and fees charged by Federated Hermes for providing advisory services to other types of non-registered fund clients with investment strategies similar to those proposed for the Fund. The Board noted the CCO’s conclusion that non-registered fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing and fund liquidity; (vi) different SEC mandated risk management programs with respect to fund liquidity and use of derivatives; (vii) different administrative responsibilities; (viii) different degrees of risk associated with management; and (ix) a variety of different costs. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Fund’s proposed management fee.
Based on these considerations, the Board concluded that the proposed fees and anticipated total expense ratio of the Fund, in conjunction with other matters considered, are reasonable in light of the services to be provided.
Profitability
The Board received and considered profitability information relating to the Fund. The Board considered that detailed cost allocation reports had not yet been projected for the Fund. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs on a fund-by-fund basis continue to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. The Board considered that the Fund was new to Federated Hermes and noted the CCO’s view that any projected cost allocation and/or profit margin does not represent the full or actual cost of operating a Federated Hermes Fund and makes only rough estimates of the cost to launch a Federated Hermes Fund.
The Board also considered that the CCO reviewed information compiled by Federated Hermes and furnished to the Board comparing its profitability information to other publicly-held fund management companies, including information regarding profitability trends over time. The Board considered that the CCO noted that Federated Hermes regularly undertakes to establish new Federated Hermes Funds and maintains a number of other smaller Federated Hermes Funds that, while expected to grow to a greater size, nevertheless require substantial investment and waiver or assumption of fees and other expenses in order to deliver them to the marketplace.
The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under the proposed Contract.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. The Board considered that any reduction in fixed costs associated with the management of the Fund would benefit the Adviser due to the unitary fee structure of the Fund, but that the unitary fee would protect shareholders from a rise in operating costs and/or a decline in Fund assets and is a transparent means of informing the Fund’s shareholders of the fees associated with the Fund. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders. The Board noted the fee waiver arrangement proposed for the Fund. The Board also considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: portfolio management, investment research and trading operations; shareholder services; compliance; business continuity; cybersecurity and information security programs; internal audit and risk management functions; and technology, systems capabilities and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced or expanded services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole.
Semi-Annual Financial Statements and Additional Information
17

In connection with the Board’s governance of other Federated Hermes Fund, the Board regularly receives and considers information furnished by Federated Hermes regarding adviser-paid fees (commonly referred to as “revenue sharing” payments). The Board considered that Federated Hermes and the CCO believe that this information is relevant to considering whether Federated Hermes had an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, but should not be considered when evaluating the reasonableness of management fees. The Board also noted the absence of any applicable regulatory or industry guidelines on economies of scale, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund management fees with breakpoints that serve to reduce the fees as a fund attains a certain size. The Board considered that the CCO did not recommend institution of management fee breakpoints in pricing Federated Hermes’ proposed investment management services to the Fund at this time. The Board noted that, as part of its future annual review of the Contract, it will review asset growth in the Fund, whether economies of scale that can be reasonably identified have been achieved, and the extent to which such economies of scale may be shared with Fund shareholders.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. In connection with the Board’s governance of other Federated Hermes Funds, the Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate service contracts, including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the New Fund CCO Fee Evaluation Report show that the proposed management fee for the Fund is reasonable; and (ii) the CCO’s recommendation that the Board approve the proposed management fee.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
Semi-Annual Financial Statements and Additional Information
18

Funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in funds involves investment risk, including the possible loss of principal.
This information is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400, Option #4.

Federated Hermes MDT Large Cap Growth ETF

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31423L800
Q456869 (10/25)
© 2025 Federated Hermes, Inc.

Semi-Annual Financial Statements
and Additional Information
August 31, 2025

NYSE Arca | FLCV

Federated Hermes MDT Large Cap Value ETF

A Portfolio of Federated Hermes ETF Trust

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments
August 31, 2025 (unaudited)
Shares			Value
		COMMON STOCKS—99.4%
		Communication Services—8.3%
5,643		Alphabet, Inc., Class A	$ 1,201,451
8,199		AT&T, Inc.	240,149
4,016		Comcast Corp., Class A	136,423
1,117		Electronic Arts, Inc.	192,068
7,379		Fox Corp.	440,526
358		Meta Platforms, Inc.	264,455
958		T-Mobile USA, Inc.	241,406
5,007		Verizon Communications, Inc.	221,460
		TOTAL	2,937,938
		Consumer Discretionary—7.4%
14,364		Advance Auto Parts, Inc.	876,060
1,834	[1]	Amazon.com, Inc.	419,986
4,363	[1]	Capri Holdings Ltd.	89,834
217	[1]	DoorDash, Inc.	53,219
2,385		eBay, Inc.	216,105
1,619	[1]	Five Below, Inc.	234,917
365	[1]	Flutter Entertainment PLC	112,117
3,400		General Motors Co.	199,206
435		McDonald’s Corp.	136,390
1,743		PVH Corp.	146,970
284	[1]	Ulta Beauty, Inc.	139,935
		TOTAL	2,624,739
		Consumer Staples—7.1%
894	[1]	Bellring Brands, Inc.	36,699
4,126		Colgate-Palmolive Co.	346,873
835		General Mills, Inc.	41,190
4,030		Kimberly-Clark Corp.	520,434
3,865		Kroger Co.	262,202
6,125	[1]	Maplebear, Inc.	265,641
1,974		Molson Coors Beverage Company, Class B	99,667
4,998		Philip Morris International, Inc.	835,316
1,052		WalMart Inc.	102,023
		TOTAL	2,510,045
		Energy—5.0%
2,361		Cheniere Energy, Inc.	570,937
3,626		Devon Energy Corp.	130,899
593		DT Midstream, Inc.	61,779
4,915		EOG Resources, Inc.	613,490
204		Expand Energy Corp.	19,743
436		Exxon Mobil Corp.	49,830
1,067		Marathon Petroleum Corp.	191,751
1,514		TechnipFMC PLC	55,655
1,114		Williams Cos., Inc.	64,478
		TOTAL	1,758,562
		Financials—23.6%
1,942		Aflac, Inc.	207,522
1,455		Ameriprise Financial, Inc.	749,049
4,651		Bank of New York Mellon Corp.	491,146
789	[1]	Berkshire Hathaway, Inc., Class B	396,851
Semi-Annual Financial Statements and Additional Information
1

Shares			Value
		COMMON STOCKS—continued
		Financials—continued
296		CME Group, Inc.	$ 78,887
1,747		Corebridge Financial, Inc.	60,743
3,160		Fidelity National Financial, Inc.	189,189
5,758		Interactive Brokers Group, Inc., Class A	358,378
1,390		Intercontinental Exchange, Inc.	245,474
1,558		JPMorgan Chase & Co.	469,612
2,419		Morgan Stanley	364,011
3,129		Northern Trust Corp.	410,775
4,322	[1]	PayPal Holdings, Inc.	303,361
347		PNC Financial Services Group, Inc.	71,982
2,211		Popular, Inc.	277,790
611		Principal Financial Group, Inc.	49,192
3,095		Progressive Corp., OH	764,651
6,638		Prudential Financial, Inc.	727,923
5,785		State Street Corp.	665,101
4,019		Synchrony Financial	306,811
3,155		The Hartford Insurance Group, Inc.	417,438
2,791		The Travelers Cos., Inc.	757,784
		TOTAL	8,363,670
		Health Care—12.6%
3,733		AbbVie, Inc.	785,423
2,130	[1]	Align Technology, Inc.	302,375
1,126		Amgen, Inc.	323,961
925	[1]	Biogen, Inc.	122,303
399	[1]	Boston Scientific Corp.	42,095
2,319		Cardinal Health, Inc.	345,021
3,578	[1]	Centene Corp.	103,905
5,769		Dentsply Sirona, Inc.	82,497
17,685	[1]	Elanco Animal Health, Inc.	324,520
838		Humana, Inc.	254,467
3,856	[1]	Illumina, Inc.	385,446
3,753	[1]	Incyte Genomics, Inc.	317,541
2,470		Johnson & Johnson	437,610
261		Merck & Co., Inc.	21,955
11,451	[1]	Moderna, Inc.	275,855
489		Regeneron Pharmaceuticals, Inc.	283,962
483		Teleflex, Inc.	61,056
		TOTAL	4,469,992
		Industrials—13.2%
4,199		Allison Transmission Holdings, Inc.	366,615
178		Eaton Corp. PLC	62,147
1,038		Emerson Electric Co.	137,016
151		GE Aerospace	41,555
1,407		GE Vernova, Inc.	862,449
823	[1]	Generac Holdings, Inc.	152,461
627		Lockheed Martin Corp.	285,680
2,628		Manpower, Inc.	111,427
308		Northrop Grumman Corp.	181,732
793		Otis Worldwide Corp.	68,499
230		Paycom Software, Inc.	52,245
1,404	[1]	SPX Technologies, Inc.	262,703
1,004		Trane Technologies PLC	417,262
Semi-Annual Financial Statements and Additional Information
2

Shares			Value
		COMMON STOCKS—continued
		Industrials—continued
282		TransDigm, Inc.	$ 394,484
709		Union Pacific Corp.	158,511
1,982	[1]	United Airlines Holdings, Inc.	208,110
6,579		Veralto Corp.	698,624
1,043		Waste Management, Inc.	236,125
		TOTAL	4,697,645
		Information Technology—10.5%
1,543		Accenture PLC	401,134
3,720	[1]	DXC Technology Co.	53,754
6,081	[1]	Fortinet, Inc.	479,000
1,385	[1]	GoDaddy, Inc.	205,409
11,885		Hewlett Packard Enterprise Co.	268,244
402		IBM Corp.	97,883
3,980	[1]	Kyndryl Holdings, Inc.	126,524
941		NetApp, Inc.	106,135
6,050	[1]	Nutanix, Inc.	406,621
1,163	[1]	Qorvo, Inc.	105,484
673		Qualcomm, Inc.	108,171
522	[1]	Rubrik, Inc.	46,667
3,339		Salesforce, Inc.	855,619
2,595		Skyworks Solutions, Inc.	194,469
1,278		TD SYNNEX Corp.	189,234
677		Teradyne, Inc.	80,049
		TOTAL	3,724,397
		Materials—4.4%
3,198		Alcoa Corp.	102,944
12,672		Celanese Corp.	603,567
3,377		FMC Corp.	132,041
5,905		Newmont Corp.	439,332
2,666		PPG Industries, Inc.	296,539
		TOTAL	1,574,423
		Real Estate—3.3%
541	[1]	CBRE Group, Inc.	87,707
1,191		Gaming and Leisure Properties, Inc.	57,180
9,643		Kilroy Realty Corp.	401,052
1,657		SBA Communications, Corp.	339,437
4,878		SL Green Realty Corp.	277,509
		TOTAL	1,162,885
		Utilities—4.0%
711		American Electric Power Co., Inc.	78,935
2,766		Consolidated Edison Co.	271,704
2,444		Duke Energy Corp.	299,366
2,106		Edison International	118,210
14,822		Exelon Corp.	647,425
		TOTAL	1,415,640
		TOTAL INVESTMENT IN SECURITIES—99.4% (IDENTIFIED COST $33,072,823)[2]	35,239,936
		OTHER ASSETS AND LIABILITIES - NET—0.6%[3]	209,144
		NET ASSETS—100%	$35,449,080
Semi-Annual Financial Statements and Additional Information
3

1	Non-income-producing security.
2	Also represents cost of investments for federal tax purposes.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of net assets at August 31, 2025.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of August 31, 2025, all investments of the Fund utilized Level 1 inputs in valuing the Fund’s assets carried at fair value.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
4

Financial Highlights
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 8/31/2025	Period Ended 2/28/2025[1]
Net Asset Value, Beginning of Period	$28.49	$25.42
Income From Investment Operations:
Net investment income[2]	0.21	0.27
Net realized and unrealized gain (loss)	1.60	2.87
Total from Investment Operations	1.81	3.14
Less Distributions:
Distributions from net investment income	—	(0.07)
Net Asset Value, End of Period	$30.30	$28.49
Total Return[3]	6.35%	12.35%
Ratios to Average Net Assets:
Net expenses[4]	0.32%[5]	0.32%[5]
Net investment income	1.48%[5]	1.65%[5]
Expense waiver/reimbursement[6]	0.10%[5]	0.16%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$35,449	$25,214
Portfolio turnover[7]	42%	28%

1	Reflects operations for the period from July 31, 2024 (commencement of operations) to February 28, 2025.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

7	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
5

Statement of Assets and Liabilities
August 31, 2025 (unaudited)

Assets:
Investment in securities, at value (identified cost $33,072,823)	$35,239,936
Cash	174,492
Income receivable	44,181
Total Assets	35,458,609
Liabilities:
Payable for investment adviser fee (Note 5)	$9,529
TOTAL LIABILITIES	9,529
Net assets for 1,170,000 shares outstanding	$35,449,080
Net Assets Consist of:
Paid-in capital	$32,639,090
Total distributable earnings (loss)	2,809,990
NET ASSETS	$35,449,080
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$35,449,080 ÷ 1,170,000 shares outstanding, no par value, unlimited shares authorized	$30.30
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
6

Statement of Operations
Six Months Ended August 31, 2025 (unaudited)

Investment Income:
Dividends (net of foreign taxes withheld of $414)	$276,662
Expenses:
Investment adviser fee (Note 5)	$64,352
Share registration costs	97
TOTAL EXPENSES	64,449
Waiver of investment adviser fee (Note 5)	(14,668)
Net expenses	49,781
Net investment income	226,881
Realized and Unrealized Gain (Loss) on Investments, In-Kind Redemptions and Foreign Currency Transactions:
Net realized loss on investments and foreign currency transactions	(1,640,294)
Net realized gain on in-kind redemptions	2,329,985
Net change in unrealized appreciation of investments	1,527,511
Net realized and unrealized gain (loss) on Investments, in-kind redemptions and foreign currency transactions	2,217,202
Change in net assets resulting from operations	$2,444,083
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
7

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 8/31/2025	Period Ended 2/28/2025[1]
Increase (Decrease) in Net Assets
Operations:
Net investment income	$226,881	$86,273
Net realized gain	689,691	359,610
Net change in unrealized appreciation/depreciation	1,527,511	639,602
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	2,444,083	1,085,485
Distribution to Shareholders	—	(35,802)
Share Transactions:
Proceeds from sale of shares	23,712,414	31,217,426
Cost of shares redeemed	(15,921,590)	(7,052,936)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	7,790,824	24,164,490
Change in net assets	10,234,907	25,214,173
Net Assets:
Beginning of period	25,214,173	—
End of period	$35,449,080	$25,214,173

1	Reflects operations for the period from July 31, 2024 (commencement of operations) to February 28, 2025.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
8

Notes to Financial Statements
August 31, 2025 (unaudited)
1. ORGANIZATION
Federated Hermes ETF Trust (the “Trust”) was organized as a Delaware statutory trust on August 23, 2011 and is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of ten portfolios. The financial statements included herein are only those of the Federated Hermes MDT Large Cap Value ETF (the “Fund”). The Fund’s investment objective is to provide long-term capital appreciation.
Individual shares of the Fund are listed for trading on a national securities exchange during the trading day. The Fund’s primary listing exchange is NYSE Arca. Shares can be bought and sold throughout the trading day like shares of other publicly traded companies, and when you buy or sell the Fund’s shares in the secondary market, you will pay or receive the market price. However, there can be no guarantee that an active trading market will develop or be maintained, or that the Fund shares listing will continue or remain unchanged.
Shares of the Fund may only be acquired through the Fund’s distributor and redeemed directly with the Fund by or through Authorized Participants in large blocks called Creation Units or multiples thereof. Authorized Participants are registered clearing agents that enter into an agreement with the Fund’s distributor to transact in Creation Units. Purchases and redemptions of Creation Units will take place in-kind and/or for cash at the discretion of the Fund. The determination of whether purchases and redemptions of Creation Units will be for cash or in-kind depends primarily on the regulatory requirements and settlement mechanisms relevant to the Fund’s portfolio holdings and the Fund is not limited to engaging in in-kind transactions to any particular market circumstances.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■
Equity securities or ETFs listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of Federated MDTA LLC (the “Adviser”), certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”) is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different. The trading prices of the Fund’s shares listed on its exchange may differ from the Fund’s NAV and will normally be affected by market forces, such as supply and demand, economic conditions, the market value of the Fund’s disclosed portfolio holdings and other factors. As a result, trading prices may be lower, higher or the same as the Fund’s NAV; and investors may pay more than NAV when buying shares and receive less than NAV when selling shares through the exchange.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Act, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Semi-Annual Financial Statements and Additional Information
9

Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■
With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■
Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income and capital gains, if any, are declared and paid at least annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. The detail of the total fund expense waiver of $14,668 is disclosed in Note 5.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 (the ’’Code“) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended August 31, 2025, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of August 31, 2025, the current tax year will be subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the State of Delaware.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
Semi-Annual Financial Statements and Additional Information
10

When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Adviser.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity with respect to purchases and redemptions of Creation Units:
	Six Months Ended 8/31/2025	Period Ended 2/28/2025[1]
Shares sold	840,000	1,140,004
Shares issued to shareholders in payment of distributions declared	—	—
Shares redeemed	(555,004)	(255,000)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	284,996	885,004

1	Reflects operations for the period from July 31, 2024 (commencement of operations) to February 28, 2025.
4. FEDERAL TAX INFORMATION
At August 31, 2025, the cost of investments for federal tax purposes was $33,072,823. The net unrealized appreciation of investments for federal tax purposes was $2,167,113. This consists of unrealized appreciation from investments for those securities having an excess of value over cost of $2,860,211 and unrealized depreciation from investments for those securities having an excess of cost over value of $693,098.
As of February 28, 2025, the Fund had a capital loss carryforward of $318,523 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$318,523	$—	$318,523
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.42% of the Fund’s average daily net assets. Under the advisory agreement, the Adviser has contractually agreed to pay all operating expenses of the Fund under a unitary fee structure, except (i) interest and taxes (including, but not limited to, income, excise, transaction, transfer and withholding taxes) and registration fees and expenses; (ii) expenses of the Fund incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions, including brokerage commissions and short sale dividend or interest expense; (iii) expenses incurred in connection with any distribution plan adopted by the Trust in compliance with Rule 12b-1 under the Act, including distribution fees; (iv) Acquired Fund Fees and Expenses; (v) litigation expenses; (vi) proxy-related expenses; (vii) tax reclaim recovery expenses; and (viii) any expenses determined to be extraordinary expenses. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the six months ended August 31, 2025, the Adviser voluntarily waived $14,668 of its fee.
Semi-Annual Financial Statements and Additional Information
11

Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The Adviser, not the Fund, pays FAS.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses of up to 0.25% of average daily net assets, annually, to compensate FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended August 31, 2025, the Fund did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
Expense Limitation
The Adviser and certain of its affiliates (which may include FAS or FSC) have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, taxes, litigation expenses, extraordinary expenses, and proxy-related expenses, if any) paid by the Fund (after the voluntary waivers and/or reimbursements) will not exceed 0.32% (the “Fee Limit”) up to but not including the later of (the “Termination Date”): (a) May 1, 2026; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the approval of the Fund’s Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities, short-term obligations and in-kind transactions, for the six months ended August 31, 2025, were as follows:
Purchases	$12,738,335
Sales	$14,194,873
Additionally, there were purchases and sales of $23,700,810 and $14,282,414, respectively, in connection with in-kind purchases and sales of the Fund’s Shares of Creation Units.
7. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of August 31, 2025, there were no outstanding loans. During the six months ended August 31, 2025, the program was not utilized.
8. OPERATING SEGMENTS
An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. A management committee of the Adviser acts as the CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the strategic asset allocation is determined based on the investment objective of the Fund and executed by the Fund’s portfolio management team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions) which is reviewed by the CODM to assess the Fund’s performance in comparison to the Fund’s benchmarks and to make resource allocation decisions for the Fund’s single segment is consistent with the information presented in these financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.
9. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
Semi-Annual Financial Statements and Additional Information
12

Evaluation and Approval of Advisory Contract–May 2024
Federated Hermes MDT Large Cap Value ETF (the “Fund”)
At its meetings in May 2024 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund (the “Independent Trustees”), as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), reviewed and unanimously approved for an initial two-year term a proposed investment advisory contract (the “Contract”) between the Fund and Federated MDTA LLC (the “Adviser”). The Board’s determination to approve the Contract reflects the exercise of its business judgment regarding whether to authorize the creation and offering of this new investment vehicle, as proposed by Federated Hermes, Inc. (together with its affiliates, “Federated Hermes”), and is based on information requested by the Board and provided by Federated Hermes, as well as Federated Hermes’ recommendation to go forward with development of the Fund. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation of the Fund’s proposed management fee (the “New Fund CCO Fee Evaluation Report”). The Board considered the New Fund CCO Fee Evaluation Report, along with other information, in evaluating the reasonableness of the Fund’s proposed management fee and in determining to approve the Contract.
In addition to the extensive materials that comprise and accompany the New Fund CCO Fee Evaluation Report, the Board considered the materials and presentations provided by Federated Hermes and the CCO’s independent written evaluation in connection with the Board’s annual approval of the continuation of the advisory and subadvisory contracts for the other funds advised by the Adviser and its affiliates (collectively, the “Federated Hermes Funds”) at its May Meetings. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the proposed Contract.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: (1) a copy of the Contract; (2) the nature, quality and extent of the advisory and other services to be provided to the Fund by the Adviser and its affiliates; (3) Federated Hermes’ business and operations; (4) the Adviser’s investment philosophy, personnel and processes; (5) the Fund’s proposed investment objective and strategies; (6) the Fund’s anticipated fees and expenses, including the proposed management fee and the overall estimated expense structure of the Fund - in absolute terms and relative to an appropriate group of peer funds, with due regard for contractual or voluntary expense limitations; (7) the financial condition of Federated Hermes; (8) the Adviser’s projected profitability with respect to managing the Fund; (9) anticipated distribution and sales activity for the Fund; and (10) the use and allocation of brokerage commissions to be derived from trading the Fund’s portfolio securities (if any). The Board also considered the likely preferences and expectations of anticipated Fund shareholders.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contract. Using these judicial decisions as a guide, the Board considered several factors they deemed relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund, including: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark, and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fees and expenses, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board considered that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its evaluation of the proposed Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board recognized that certain of the factors listed above (relating to such matters as anticipated Fund
Semi-Annual Financial Statements and Additional Information
13

performance and any indirect benefits that may accrue to Federated Hermes as a result of the Adviser’s proposed relationship with the Fund) are essentially impossible to apply before the Fund has experienced any meaningful operating history. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Federated Hermes Funds and working with Federated Hermes on matters relating to the oversight of the Federated Hermes Funds.
In determining to approve the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the Contract was based on a comprehensive consideration of all information provided to the Board. The Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services to be provided to the Fund by the Adviser and the resources of Federated Hermes to be dedicated to the Fund. In this regard, the Board evaluated, among other things, the proposed terms of the Contract and the full range of services to be provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team that will be primarily responsible for the day-to-day management of the Fund and evaluated Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the proposed Fund. The Board considered the Adviser’s trade execution experience and capabilities. The Board also considered the Adviser’s anticipated ability to deliver competitive investment performance for the Fund when compared to the Fund’s Peer Group (as defined below), which was deemed by the Board to be a useful indicator of the Adviser’s anticipated ability to execute the Fund’s investment program.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board also considered its past experience with the Adviser with respect to the services it provides to other Federated Hermes Funds. The Board considered that Federated Hermes had been advising exchange-traded funds (“ETFs”) since 2021 and that the Adviser had extensive experience advising actively managed mutual funds, including a mutual fund with similar strategies to those proposed for the Fund. The Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board considered the special attributes of the Fund as an ETF relative to a traditional mutual fund and the benefits that are expected to be realized from an investment in the Fund, rather than a traditional mutual fund. The Board also considered the resources devoted by Federated Hermes in developing and maintaining an infrastructure necessary to support the on-going operations of the Fund.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources that would be devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the 1940 Act, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard.
In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
Semi-Annual Financial Statements and Additional Information
14

The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services to be provided to the Fund by the Adviser.
Fund Investment Performance
The Board noted that the Fund is newly formed and has no prior performance history.
The Board considered the investment performance of the Adviser and its portfolio management team, including, for purposes of considering the investment skill and experience of the Fund’s proposed portfolio managers, the investment performance of Federated Hermes MDT Large Cap Value Fund, a mutual fund which is also advised by the Adviser and uses investment strategies similar to those proposed for the Fund (the “MDT Large Cap Value Fund”). The Board also considered information comparing the MDT Large Cap Value Fund’s performance to the Fund’s proposed benchmark and the Fund’s Peer Group. The Board also received additional information about the broad range of the portfolio management team’s investment experience and the team’s investment philosophy and process.
Based on these considerations, the Board concluded that it was satisfied that the Adviser has the capability of providing satisfactory investment performance for the Fund.
Fund Expenses
The Board considered the proposed management fee and overall proposed expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the proposed contractual management fee rate, proposed net management fee rate, and anticipated total expense ratio relative to the total expense ratios of (i) a category of peer funds selected by Morningstar, Inc., an independent fund ranking organization, as provided by Broadridge (the “Peer Group”), (ii) traditional mutual funds with an institutional share class within the Peer Group (the “Mutual Fund Peer Group”), (iii) actively managed ETFs within the Peer Group (the “Active ETF Peer Group”), and (iv) all ETFs within the Peer Group. In this regard, the Board noted that the proposed contractual management fee rate, proposed net management fee rate and anticipated total expense ratio of the Fund were each below the median and average total expense ratio of the Peer Group, the Mutual Fund Peer Group and the Active ETF Peer Group.
The Board noted the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the reasonableness of the Fund’s fees. The Board considered the CCO’s view, in evaluating such comparisons, that in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Peer Group. In this connection, the Board considered that the proposed quantitative focus of the management of the Fund may make fee and expense comparisons particularly difficult. The Board also noted information about structural, operational and other differences between ETFs and traditional mutual funds, including differences in the marketplace in which each type of product must compete.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged to funds by other advisers, the use of comparisons between the Fund and its Peer Group assisted the Board in its evaluation of the Fund’s proposed fees and expenses. The Board focused on comparisons with other registered funds more heavily than non-registered fund products or services because such comparisons are believed to be more relevant. The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, anticipated to be chosen and maintained by the Fund’s anticipated shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund will compete. The Board also considered competition in the general ETF marketplace and the impact of market pressures on the price levels for actively managed ETFs such as the Fund.
Consistent with general ETF practice, the Board noted the Fund’s “unitary” fee structure, under which the Adviser would, in addition to providing investment management services, arrange for transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate. The Board considered that, other than the management fee, the Adviser would pay all operating expenses of the Fund, except for: (i) interest and taxes (including, but not limited to, income, excise, transaction, transfer and withholding taxes); (ii) expenses of the Fund incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions,
Semi-Annual Financial Statements and Additional Information
15

including brokerage commissions and short sale dividend or interest expense; (iii) expenses incurred in connection with any distribution plan adopted by the Trust in compliance with Rule 12b-1 under the 1940 Act, including distribution fees; (iv) acquired fund fees and expenses; (v) litigation expenses; (vi) proxy-related expenses; (vii) tax reclaim recovery expenses; and (viii) any expenses determined to be extraordinary expenses.
The Board received and considered information about the anticipated fees and expenses of the Fund as compared to those of the MDT Large Cap Value Fund. The Board also reviewed information about differences between the MDT Large Cap Value Fund and the Fund. The Board also received and considered information about the nature and extent of services offered and fees charged by Federated Hermes for providing advisory services to other types of non-registered fund clients with investment strategies similar to those proposed for the Fund. The Board noted the CCO’s conclusion that non-registered fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing and fund liquidity; (vi) different SEC mandated risk management programs with respect to fund liquidity and use of derivatives; (vii) different administrative responsibilities; (viii) different degrees of risk associated with management; and (ix) a variety of different costs. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Fund’s proposed management fee.
Based on these considerations, the Board concluded that the proposed fees and anticipated total expense ratio of the Fund, in conjunction with other matters considered, are reasonable in light of the services to be provided.
Profitability
The Board received and considered profitability information relating to the Fund. The Board considered that detailed cost allocation reports had not yet been projected for the Fund. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs on a fund-by-fund basis continue to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. The Board considered that the Fund was new to Federated Hermes and noted the CCO’s view that any projected cost allocation and/or profit margin does not represent the full or actual cost of operating a Federated Hermes Fund and makes only rough estimates of the cost to launch a Federated Hermes Fund.
The Board also considered that the CCO reviewed information compiled by Federated Hermes and furnished to the Board comparing its profitability information to other publicly-held fund management companies, including information regarding profitability trends over time. The Board considered that the CCO noted that Federated Hermes regularly undertakes to establish new Federated Hermes Funds and maintains a number of other smaller Federated Hermes Funds that, while expected to grow to a greater size, nevertheless require substantial investment and waiver or assumption of fees and other expenses in order to deliver them to the marketplace.
The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under the proposed Contract.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. The Board considered that any reduction in fixed costs associated with the management of the Fund would benefit the Adviser due to the unitary fee structure of the Fund, but that the unitary fee would protect shareholders from a rise in operating costs and/or a decline in Fund assets and is a transparent means of informing the Fund’s shareholders of the fees associated with the Fund. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders. The Board noted the fee waiver arrangement proposed for the Fund. The Board also considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: portfolio management, investment research and trading operations; shareholder services; compliance; business continuity; cybersecurity and information security programs; internal audit and risk management functions; and technology, systems capabilities and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced or expanded services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole.
Semi-Annual Financial Statements and Additional Information
16

In connection with the Board’s governance of other Federated Hermes Fund, the Board regularly receives and considers information furnished by Federated Hermes regarding adviser-paid fees (commonly referred to as “revenue sharing” payments). The Board considered that Federated Hermes and the CCO believe that this information is relevant to considering whether Federated Hermes had an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, but should not be considered when evaluating the reasonableness of management fees. The Board also noted the absence of any applicable regulatory or industry guidelines on economies of scale, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund management fees with breakpoints that serve to reduce the fees as a fund attains a certain size. The Board considered that the CCO did not recommend institution of management fee breakpoints in pricing Federated Hermes’ proposed investment management services to the Fund at this time. The Board noted that, as part of its future annual review of the Contract, it will review asset growth in the Fund, whether economies of scale that can be reasonably identified have been achieved, and the extent to which such economies of scale may be shared with Fund shareholders.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. In connection with the Board’s governance of other Federated Hermes Funds, the Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate service contracts, including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the New Fund CCO Fee Evaluation Report show that the proposed management fee for the Fund is reasonable; and (ii) the CCO’s recommendation that the Board approve the proposed management fee.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
Semi-Annual Financial Statements and Additional Information
17

Funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in funds involves investment risk, including the possible loss of principal.
This information is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400, Option #4.

Federated Hermes MDT Large Cap Value ETF

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31423L701
Q456856 (10/25)
© 2025 Federated Hermes, Inc.

Semi-Annual Financial Statements
and Additional Information
August 31, 2025

NYSE Arca | FSCC

Federated Hermes MDT Small Cap Core ETF

A Portfolio of Federated Hermes ETF Trust

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments
August 31, 2025 (unaudited)
Shares			Value
		COMMON STOCKS—99.5%
		Communication Services—2.3%
7,511	[1]	AMC Networks, Inc.	$ 53,028
13,102	[1]	Bumble, Inc.	80,839
269		Cable One, Inc.	43,438
3,005		Cinemark Holdings, Inc.	77,529
11,965	[1]	Grindr, Inc.	187,133
50,865	[1]	Lumen Technologies, Inc.	252,799
		TOTAL	694,766
		Consumer Discretionary—10.5%
5,278	[1]	Adient PLC	130,894
3,247		Advance Auto Parts, Inc.	198,035
1,885	[1]	American Public Education, Inc.	56,889
8,825	[1]	Bed Bath & Beyond, Inc.	79,513
16,270		Bloomin’ Brands, Inc.	119,585
372	[1]	Brinker International, Inc.	58,025
8,929		Caleres, Inc.	133,935
8,150	[1]	Capri Holdings Ltd.	167,809
23,888	[1]	Chegg, Inc.	35,115
5,026		Clarus Corp.	18,244
11,234	[1]	Coursera, Inc.	129,191
6,005	[1]	European Wax Center, Inc.	25,761
4,398	[1]	EVgo, Inc.	17,020
1,639	[1]	Frontdoor, Inc.	99,569
4,963	[1]	Helen of Troy Ltd.	121,842
5,958		Kohl’s Corp.	89,728
39,083		Krispy Kreme, Inc.	138,745
3,556	[1]	Life Time Group Holdings, Inc.	99,284
9,185	[1]	National Vision Holdings, Inc.	210,704
4,587	[1]	ODP Corp./The	92,933
9,670	[1]	PetMed Express, Inc.	29,687
1,385		Polaris, Inc., Class A	78,363
2,901	[1]	Revolve Group, Inc.	64,895
1,888	[1]	Rush Street Interactive, Inc.	42,102
280	[1]	Shake Shack, Inc.	29,680
18,181	[1]	Stoneridge, Inc.	150,902
6,881		Super Group SGHC Ltd.	80,026
1,071	[1]	Taylor Morrison Home Corp.	72,153
474		Texas Roadhouse, Inc.	81,789
8,982	[1]	ThredUp, Inc.	97,185
13,465	[1]	Udemy, Inc.	92,370
3,794	[1]	Universal Technical Institute, Inc.	100,883
669		Upbound Group, Inc.	16,999
2,060	[1]	Victoria’s Secret & Co.	47,421
6,451		Wolverine World Wide, Inc.	206,045
		TOTAL	3,213,321
		Consumer Staples—3.1%
16,829	[1]	Hain Celestial Group, Inc.	30,292
4,256	[1]	Medifast, Inc.	59,712
8,217		MGP Ingredients, Inc.	242,977
10,038		Nu Skin Enterprises, Inc., Class A	122,162
Semi-Annual Financial Statements and Additional Information

Shares			Value
		COMMON STOCKS—continued
		Consumer Staples—continued
2,286	[1]	Sprouts Farmers Market, Inc.	$ 321,274
1,322		Turning Point Brands, Inc.	131,539
677	[1]	United Natural Foods, Inc.	19,146
794	[1]	Vita Coco Co., Inc./The	28,378
		TOTAL	955,480
		Energy—3.7%
1,133		Archrock, Inc.	28,053
6,335		Ardmore Shipping Corp.	73,613
7,631	[1]	CNX Resources Corp.	222,825
5,553	[1]	Comstock Resources, Inc.	89,570
7,425	[1]	DMC Global, Inc.	49,747
15,328	[1]	Green Plains, Inc.	170,294
985		Kinetik Holdings, Inc.	41,203
868		Magnolia Oil & Gas Corp.	21,596
589	[1]	Nabors Industries Ltd.	21,958
3,245	[1]	NextDecade Corp.	34,786
4,470	[1]	Oil States International, Inc.	25,032
4,174		Peabody Energy Corp.	72,628
2,528	[1]	Talos Energy, Inc.	24,977
4,406	[1]	Tidewater, Inc.	265,241
		TOTAL	1,141,523
		Financials—19.5%
3,143		Acadian Asset Management, Inc.	160,199
5,171		Amalgamated Financial Corp.	149,390
1,046		Artisan Partners Asset Management, Inc.	48,942
163		BancFirst Corp.	21,674
1,123		Banco Latinoamericano de Comercio Exterior SA, Class E	51,804
9,950		BankUnited, Inc.	389,940
482		Bread Financial Holdings, Inc.	31,904
24,362		BrightSpire Capital, Inc.	141,300
7,826		Byline Bancorp, Inc.	226,250
1,135		Capital Bancorp, Inc.	38,579
7,331		CNO Financial Group, Inc.	289,355
1,528	[1]	Customers Bancorp, Inc.	109,542
2,012		Employers Holdings, Inc.	87,039
5,965		FB Financial Corp.	320,201
2,610		First Business Financial Services, Inc.	136,555
364		First Mid Bancshares, Inc.	14,720
4,929		Fulton Financial Corp.	96,904
8,251	[1]	Hamilton Insurance Group Ltd.	196,704
979		Hancock Whitney Corp.	61,599
542		HCI Group, Inc.	90,357
1,235		Hometrust Bancshares, Inc.	51,080
3,225		Jackson Financial, Inc.	318,630
2,344	[1]	Lemonade, Inc.	123,998
7,588	[1]	LendingClub Corp.	130,362
2,079	[1]	LendingTree, Inc.	141,268
667		Marex Group PLC	23,585
1,130		Mercantile Bank Corp.	55,652
1,535		Mercury General Corp.	118,702
665		Midland States Bancorp, Inc.	12,249
1,150	[1]	NCR Atleos Corp.	45,563
Semi-Annual Financial Statements and Additional Information

Shares			Value
		COMMON STOCKS—continued
		Financials—continued
1,087	[1]	NMI Holdings, Inc.	$ 42,773
3,968		OFG Bancorp	177,568
1,346	[1]	Palomar Holdings, Inc.	165,585
2,746	[1]	Payoneer Global, Inc.	19,085
1,058		Peapack-Gladstone Financial Corp.	30,693
287		Preferred Bank Los Angeles, CA	27,093
1,668		RLI Corp.	112,974
518	[1]	Root, Inc.	47,770
358		ServisFirst Bancshares, Inc.	31,558
1,425		Sierra Bancorp	43,690
6,866	[1]	SiriusPoint Ltd.	128,531
6,415	[1]	Skyward Specialty Insurance Group, Inc.	309,844
5,641	[1]	StoneCo Ltd.	92,907
1,410	[1]	Texas Capital Bancshares, Inc.	122,064
2,044	[1]	The Baldwin Group	64,733
3,077		The Bank of NT Butterfield & Son Ltd.	138,834
6,038		Trustmark Corp.	243,150
770		UMB Financial Corp.	93,863
736		Universal Insurance Holdings, Inc.	17,951
2,457	[1]	Upstart Holdings, Inc.	180,049
2,312		Victory Capital Holdings, Inc.	164,799
2,742		Western New England Bancorp, Inc.	34,385
		TOTAL	5,973,946
		Health Care—16.5%
20,567	[1]	4D Molecular Therapeutics, Inc.	126,693
4,586	[1]	ADMA Biologics, Inc.	79,154
22,131	[1]	Akebia Therapeutics, Inc.	69,491
4,817	[1]	Alignment Healthcare, Inc.	78,806
12,301	[1]	Altimmune, Inc.	47,113
8,476	[1]	AMN Healthcare Services, Inc.	176,131
11,332	[1]	Amylyx Pharmaceuticals, Inc.	106,294
5,632	[1]	Arcutis Biotherapeutics, Inc.	87,409
8,972	[1]	Arvinas, Inc.	69,354
1,775	[1]	Avadel Pharmaceuticals PLC	26,199
662	[1]	Axsome Therapeutics, Inc.	80,287
4,472	[1]	BioCryst Pharmaceuticals, Inc.	37,162
3,612	[1]	Bridgebio Pharma, Inc.	186,957
3,281	[1]	BrightSpring Health Services, Inc.	77,727
5,930	[1]	Catalyst Pharmaceutical Partners, Inc.	122,099
7,333	[1]	Codexis, Inc.	20,019
3,231	[1]	Edgewise Therapeutics, Inc.	46,365
6,172	[1]	Emergent BioSolutions, Inc.	51,228
6,328	[1]	EyePoint Pharmaceuticals, Inc.	73,215
2,865	[1]	Fortrea Holdings, Inc.	28,220
153	[1]	Glaukos Corp.	14,660
2,831	[1]	Guardant Health, Inc.	190,866
462	[1]	Haemonetics Corp.	25,197
3,197	[1]	Halozyme Therapeutics, Inc.	233,861
3,822	[1]	Harmony Biosciences Holdings, Inc.	140,994
4,416	[1]	Indivior PLC	107,221
9,367	[1]	Inogen, Inc.	74,842
207	[1]	Insmed, Inc.	28,173
Semi-Annual Financial Statements and Additional Information

Shares			Value
		COMMON STOCKS—continued
		Health Care—continued
706	[1]	iRhythm Technologies, Inc.	$ 120,006
2,305	[1]	Keros Therapeutics, Inc.	35,059
333	[1]	Krystal Biotech, Inc.	49,184
2,983	[1]	Lantheus Holdings, Inc.	163,767
778		LeMaitre Vascular, Inc.	74,194
2,802	[1]	Liquidia Technologies, Inc.	77,559
1,851	[1]	Livanova PLC	104,341
4,737	[1]	Mirum Pharmaceuticals, Inc.	349,922
18,922	[1]	Myriad Genetics, Inc.	120,533
15,916	[1]	Neogen Corp.	91,517
5,039	[1]	Omnicell, Inc.	164,221
1,995	[1]	Pediatrix Medical Group, Inc.	34,334
523		Phibro Animal Health Corp.	19,388
930	[1]	PROCEPT BioRobotics Corp.	37,358
17,736	[1]	Prothena Corp. PLC	145,435
2,306	[1]	Rhythm Pharmaceuticals, Inc.	237,864
4,993		Siga Technologies, Inc.	41,891
496	[1]	Supernus Pharmaceuticals, Inc.	22,380
7,494	[1]	Tactile Systems Technology, Inc.	99,745
893	[1]	Tg Therapeutics, Inc.	26,192
5,276	[1]	TruBridge, Inc.	105,309
6,062	[1]	Vanda Pharmaceuticals, Inc.	28,673
1,518	[1]	Varex Imaging Corp.	17,533
7,824	[1]	Waystar Holding Corp.	296,373
6,915	[1]	Xeris Biopharma Holdings, Inc.	54,144
12,125	[1]	Zentalis Pharmaceuticals, Inc.	20,491
6,067	[1]	Zevra Therapeutics, Inc.	55,028
2,136	[1]	Zymeworks, Inc.	31,634
		TOTAL	5,029,812
		Industrials—17.2%
2,912	[1]	Allegiant Travel Co.	182,466
2,888	[1]	Array Technologies, Inc.	26,021
3,583		Atkore, Inc.	208,495
1,594		Atmus Filtration Technologies, Inc.	70,965
1,839	[1]	Bloom Energy Corp.	97,357
3,309	[1]	Blue Bird Corp.	193,212
7,729	[1]	BrightView Holdings, Inc.	111,298
280	[1]	Casella Waste Systems, Inc.	27,597
86		Comfort Systems USA, Inc.	60,491
1,207	[1]	Construction Partners, Inc.	144,719
3,136	[1]	CoreCivic, Inc.	63,598
73		CSW Industrials, Inc.	19,968
2,074	[1]	Driven Brands Holdings, Inc.	38,203
491		Emcor Group, Inc.	304,420
2,580	[1]	Enovix Corp.	24,820
3,449	[1]	Fluor Corp.	141,478
4,690	[1]	Forrester Research, Inc.	45,681
10,934	[1]	Fuelcell Energy, Inc.	45,923
3,884	[1]	Geo Group, Inc.	80,554
1,335		Griffon Corp.	101,674
1,377		Hillenbrand, Inc.	34,962
1,923	[1]	Hurco Cos., Inc.	32,076
Semi-Annual Financial Statements and Additional Information

Shares			Value
		COMMON STOCKS—continued
		Industrials—continued
771	[1]	Huron Consulting Group, Inc.	$ 105,596
1,757		Hyster-Yale, Inc.	65,887
506		Insperity, Inc.	27,941
28,019	[1]	JELD-WEN Holding, Inc.	179,041
1,979	[1]	Joby Aviation, Inc.	28,003
1,628		Kelly Services, Inc., Class A	23,166
424	[1]	Kratos Defense & Security Solutions	27,916
1,919	[1]	LegalZoom.com, Inc.	21,263
3,809		Leonardo DRS, Inc.	158,683
4,764	[1]	Manitowoc, Inc.	47,164
12,150		Mueller Water Products, Inc.	320,274
1,096	[1]	NEXTracker, Inc.	73,717
5,694		Pitney Bowes, Inc.	69,011
968		Powell Industries, Inc.	257,643
4,158		Primoris Services Corp.	492,931
6,515	[1]	Resideo Technologies, Inc.	221,836
2,787		REV Group, Inc.	148,296
2,408	[1]	Rocket Lab Corp.	117,029
5,466	[1]	Shoals Technologies Group, Inc.	35,584
2,405	[1]	SkyWest, Inc.	291,967
304	[1]	Sterling Construction Co., Inc.	84,673
451		Tennant Co.	37,000
3,117	[1]	TrueBlue, Inc.	18,608
40,712	[1]	TTEC Holdings, Inc.	154,298
1,317	[1]	V2X, Inc.	75,727
5,327		Wabash National Corp.	59,076
274		Watts Industries, Inc., Class A	75,871
		TOTAL	5,274,179
		Information Technology—14.6%
9,301	[1]	Adtran Holdings, Inc.	87,243
927	[1]	Aeva Technologies, Inc.	13,724
3,641	[1]	Arteris, Inc.	34,298
1,231	[1]	ASGN, Inc.	66,782
9,504	[1]	AvePoint, Inc.	155,485
2,648	[1]	Axcelis Technologies, Inc.	211,946
739	[1]	Blackline, Inc.	40,179
2,587	[1]	C3.AI, Inc.	43,746
218	[1]	Calix, Inc.	12,960
2,844		Clear Secure, Inc.	103,266
874	[1]	Cohu, Inc.	17,393
915	[1]	Commvault Systems, Inc.	170,780
3,064	[1]	Credo Technology Group Holding Ltd.	377,041
7,703	[1]	Extreme Networks, Inc.	164,690
894	[1]	Five9, Inc.	24,066
3,318	[1]	Freshworks, Inc.	44,693
521	[1]	Intapp, Inc.	23,961
162		InterDigital, Inc.	44,017
3,664	[1]	Life360, Inc.	331,390
643	[1]	LiveRamp Holdings, Inc.	17,953
4,515	[1]	MaxLinear, Inc.	70,976
28,323		Methode Electronics, Inc., Class A	218,937
2,599		Napco Security Technologies, Inc.	98,892
Semi-Annual Financial Statements and Additional Information

Shares			Value
		COMMON STOCKS—continued
		Information Technology—continued
2,377	[1]	NetScout Systems, Inc.	$ 59,164
1,568	[1]	nLight, Inc.	45,158
13,366	[1]	ON24, Inc.	76,454
7,205	[1]	Pagaya Technologies Ltd.	265,720
2,470	[1]	Pagerduty, Inc.	41,348
2,303	[1]	PROS Holdings, Inc.	35,697
750	[1]	Q2 Holdings, Inc.	59,047
555	[1]	Qualys, Inc.	75,375
13,565	[1]	Rackspace Technology, Inc.	17,092
2,921	[1]	Semrush Holdings, Inc.	23,076
7,470	[1]	SkyWater Technology, Inc.	89,565
20,996	[1]	Sprinklr, Inc.	181,405
7,643	[1]	Sprout Social, Inc.	120,683
355	[1]	SPS Commerce, Inc.	39,157
2,290	[1]	Tenable Holdings, Inc.	70,807
16,012	[1]	Unisys Corp.	62,607
688	[1]	Varonis Systems, Inc.	40,606
11,592	[1]	Veeco Instruments, Inc.	284,236
1,255	[1]	Viant Technology, Inc.	13,052
5,876	[1]	ViaSat, Inc.	189,971
4,616	[1]	Weave Communications, Inc.	35,912
28,207		Xerox Holdings Corp.	112,264
15,256	[1]	Yext, Inc.	138,677
		TOTAL	4,451,491
		Materials—3.1%
1,733	[1]	Clearwater Paper Corp.	37,381
5,504	[1]	Coeur Mining, Inc.	72,378
1,335		Commercial Metals Corp.	76,989
4,318	[1]	Compass Minerals International, Inc.	82,258
780		Koppers Holdings, Inc.	22,604
2,832		Mativ Holdings, Inc.	35,598
4,923	[1]	Perimeter Solutions, Inc.	110,226
2,980	[1]	PureCycle Technologies, Inc.	42,584
19,088	[1]	SSR Mining, Inc.	368,589
11,937		SunCoke Energy, Inc.	92,154
		TOTAL	940,761
		Real Estate—6.1%
2,220		Alexander and Baldwin, Inc.	42,935
13,217		American Healthcare REIT, Inc.	565,555
42,792		Brandywine Realty Trust	182,294
11,447	[1]	Cushman & Wakefield PLC	180,519
2,975		Essential Properties Realty Trust, Inc.	93,177
1,942		Independence Realty Trust, Inc.	35,170
14,170		Newmark Group, Inc.	258,036
5,189		Outfront Media, Inc.	96,930
11,483	[1]	Real Brokerage, Inc./The	61,779
6,048		RMR Group, Inc./The	102,090
1,733		SL Green Realty Corp.	98,590
2,756		Tanger, Inc.	94,200
3,175		Whitestone REIT	41,783
		TOTAL	1,853,058
Semi-Annual Financial Statements and Additional Information

Shares			Value
		COMMON STOCKS—continued
		Utilities—2.9%
645		Avista Corp.	$ 23,568
446		Black Hills Corp.	26,675
4,448		Brookfield Infrastructure Corp.	178,899
1,902		California Water Service Group	89,261
92		Chesapeake Utilities Corp.	11,369
676		H2O America	34,050
1,123	[1]	Hawaiian Electric Industries, Inc.	14,554
425	[1]	Oklo, Inc.	31,297
1,026		ONE Gas, Inc.	78,489
2,678		Otter Tail Corp.	224,925
4,034		Portland General Electric Co.	172,575
		TOTAL	885,662
		TOTAL INVESTMENT IN SECURITIES—99.5% (IDENTIFIED COST $27,379,454)[2]	30,413,999
		OTHER ASSETS AND LIABILITIES - NET—0.5%[3]	157,165
		NET ASSETS—100%	$30,571,164

1	Non-income-producing security.
2	Also represents cost of investments for federal tax purposes.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of net assets at August 31, 2025.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of August 31, 2025, all investments of the Fund utilized Level 1 inputs in valuing the Fund’s assets carried at fair value.
The following acronym(s) are used throughout this portfolio:
REIT	—Real Estate Investment Trust
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Financial Highlights
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 8/31/2025	Year Ended 2/28/2025[1]
Net Asset Value, Beginning of Period	$25.36	$25.39
Income From Investment Operations:
Net investment income[2]	0.11	0.12
Net realized and unrealized gain (loss)	3.65	(0.11)
Total from Investment Operations	3.76	0.01
Less Distributions:
Distributions from net investment income	—	(0.04)
Net Asset Value, End of Period	$29.12	$25.36
Total Return[3]	14.83%	0.05%
Ratios to Average Net Assets:
Net expenses[4]	0.36%[5]	0.36%[5]
Net investment income	0.82%[5]	0.79%[5]
Expense waiver/reimbursement[6]	0.10%[5]	0.15%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$30,571	$12,173
Portfolio turnover[7]	50%	37%

1	Reflects operations for the period from July 31, 2024 (commencement of operations) to February 28, 2025.
2	Per share number has been calculated using the average shares method.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

7	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Statement of Assets and Liabilities
August 31, 2025 (unaudited)

Assets:
Investment in securities, at value (identified cost $27,379,454)	$30,413,999
Cash	149,938
Income receivable	15,152
Total Assets	30,579,089
Liabilities:
Payable for investment adviser fee (Note 5)	$7,876
Accrued expenses	49
TOTAL LIABILITIES	7,925
Net assets for 1,050,000 shares outstanding	$30,571,164
Net Assets Consist of:
Paid-in capital	$28,248,471
Total distributable earnings (loss)	2,322,693
NET ASSETS	$30,571,164
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$30,571,164 ÷ 1,050,000 shares outstanding, no par value, unlimited shares authorized	$29.12
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Statement of Operations
Six Months Ended August 31, 2025 (unaudited)

Investment Income:
Dividends (net of foreign taxes withheld of $681)	$93,661
Expenses:
Investment adviser fee (Note 5)	$36,496
Waiver of investment adviser fee (Note 5)	(7,545)
Net expenses	28,951
Net investment income	64,710
Realized and Unrealized Gain (Loss) on Investments and In-Kind Redemptions:
Net realized loss on investments	(1,812,759)
Net realized gain on in-kind redemptions	1,559,092
Net change in unrealized depreciation of investments	3,439,067
Net realized and unrealized gain (loss) on investments and in-kind redemptions	3,185,400
Change in net assets resulting from operations	$3,250,110
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 8/31/2025	Period Ended 2/28/2025[1]
Increase (Decrease) in Net Assets
Operations:
Net investment income	$64,710	$30,315
Net realized loss	(253,667)	(10,960)
Net change in unrealized appreciation/depreciation	3,439,067	(404,522)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	3,250,110	(385,167)
Distribution to Shareholders	—	(18,488)
Share Transactions:
Proceeds from sale of shares	23,237,708	18,094,644
Cost of shares redeemed	(8,089,260)	(5,518,383)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	15,148,448	12,576,261
Change in net assets	18,398,558	12,172,606
Net Assets:
Beginning of period	12,172,606	—
End of period	$30,571,164	$12,172,606

1	Reflects operations for the period from July 31, 2024 (commencement of operations) to February 28, 2025.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements
August 31, 2025 (unaudited)
1. ORGANIZATION
Federated Hermes ETF Trust (the “Trust”) was organized as a Delaware statutory trust on August 23, 2011 and is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of ten portfolios. The financial statements included herein are only those of the Federated Hermes MDT Small Cap Core ETF (the “Fund”). The Fund’s investment objective is to seek long-term capital appreciation.
Individual shares of the Fund are listed for trading on a national securities exchange during the trading day. The Fund’s primary listing exchange is NYSE Arca. Shares can be bought and sold throughout the trading day like shares of other publicly traded companies, and when you buy or sell the Fund’s shares in the secondary market, you will pay or receive the market price. However, there can be no guarantee that an active trading market will develop or be maintained, or that the Fund shares listing will continue or remain unchanged.
Shares of the Fund may only be acquired through the Fund’s distributor and redeemed directly with the Fund by or through Authorized Participants in large blocks called Creation Units or multiples thereof. Authorized Participants are registered clearing agents that enter into an agreement with the Fund’s distributor to transact in Creation Units. Purchases and redemptions of Creation Units will take place in-kind and/or for cash at the discretion of the Fund. The determination of whether purchases and redemptions of Creation Units will be for cash or in-kind depends primarily on the regulatory requirements and settlement mechanisms relevant to the Fund’s portfolio holdings and the Fund is not limited to engaging in in-kind transactions to any particular market circumstances.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■
Equity securities or ETFs listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of Federated MDTA LLC (the “Adviser”), certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”) is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different. The trading prices of the Fund’s shares listed on its exchange may differ from the Fund’s NAV and will normally be affected by market forces, such as supply and demand, economic conditions, the market value of the Fund’s disclosed portfolio holdings and other factors. As a result, trading prices may be lower, higher or the same as the Fund’s NAV; and investors may pay more than NAV when buying shares and receive less than NAV when selling shares through the exchange.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Act, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Semi-Annual Financial Statements and Additional Information

Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■
With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■
Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income and capital gains, if any, are declared and paid at least annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. The detail of the total fund expense waiver of $7,545 is disclosed in Note 5.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 (the ’’Code“) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended August 31, 2025, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of August 31, 2025, the current tax year will be subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the State of Delaware.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Semi-Annual Financial Statements and Additional Information

Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Adviser.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity with respect to purchases and redemptions of Creation Units:
	Six Months Ended 8/31/2025	Period Ended 2/28/2025[1]
Shares sold	885,000	690,004
Shares issued to shareholders in payment of distributions declared	—	—
Shares redeemed	(315,004)	(210,000)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	569,996	480,004

1	Reflects operations for the period from July 31, 2024 (commencement of operations) to February 28, 2025.
4. FEDERAL TAX INFORMATION
At August 31, 2025, the cost of investments for federal tax purposes was $27,379,454. The net unrealized appreciation of investments for federal tax purposes was $3,034,545. This consists of unrealized appreciation from investments for those securities having an excess of value over cost of $3,407,635 and unrealized depreciation from investments for those securities having an excess of cost over value of $373,090.
As of February 28, 2025, the Fund had a capital loss carryforward of $521,033 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$521,033	$—	$521,033
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.46% of the Fund’s average daily net assets. Under the advisory agreement, the Adviser has contractually agreed to pay all operating expenses of the Fund under a unitary fee structure, except (i) interest and taxes (including, but not limited to, income, excise, transaction, transfer and withholding taxes) and registration fees and expenses; (ii) expenses of the Fund incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions, including brokerage commissions and short sale dividend or interest expense; (iii) expenses incurred in connection with any distribution plan adopted by the Trust in compliance with Rule 12b-1 under the Act, including distribution fees; (iv) Acquired Fund Fees and Expenses; (v) litigation expenses; (vi) proxy-related expenses; (vii) tax reclaim recovery expenses; and (viii) any expenses determined to be extraordinary expenses. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the six months ended August 31, 2025, the Adviser voluntarily waived $7,545 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The Adviser, not the Fund, pays FAS.
Semi-Annual Financial Statements and Additional Information

Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses of up to 0.25% of average daily net assets, annually, to compensate FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended August 31, 2025, the Fund did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
Expense Limitation
The Adviser and certain of its affiliates (which may include FAS or FSC) have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, taxes, litigation expenses, extraordinary expenses, and proxy-related expenses, if any) paid by the Fund (after the voluntary waivers and/or reimbursements) will not exceed 0.36% (the “Fee Limit”) up to but not including the later of (the “Termination Date”): (a) May 1, 2026; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the approval of the Fund’s Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities, short-term obligations and in-kind transactions, for the six months ended August 31, 2025, were as follows:
Purchases	$8,099,821
Sales	$9,526,375
Additionally, there were purchases and sales of $23,135,239 and $6,587,362, respectively, in connection with in-kind purchases and sales of the Fund’s Shares of Creation Units.
7. CONCENTRATION OF RISK
The Fund may invest a portion of its assets in securities of companies that are deemed by the Fund’s management to be classified in similar business sectors. Economic developments may have an effect on the liquidity and volatility of the portfolio securities.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of August 31, 2025, there were no outstanding loans. During the six months ended August 31, 2025, the program was not utilized.
9. OPERATING SEGMENTS
An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. A management committee of the Adviser acts as the CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the strategic asset allocation is determined based on the investment objective of the Fund and executed by the Fund’s portfolio management team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions) which is reviewed by the CODM to assess the Fund’s performance in comparison to the Fund’s benchmarks and to make resource allocation decisions for the Fund’s single segment is consistent with the information presented in these financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.
10. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
Semi-Annual Financial Statements and Additional Information

Evaluation and Approval of Advisory Contract–May 2024
Federated Hermes MDT Small Cap Core ETF (the “Fund”)
At its meetings in May 2024 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund (the “Independent Trustees”), as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), reviewed and unanimously approved for an initial two-year term a proposed investment advisory contract (the “Contract”) between the Fund and Federated MDTA LLC (the “Adviser”). The Board’s determination to approve the Contract reflects the exercise of its business judgment regarding whether to authorize the creation and offering of this new investment vehicle, as proposed by Federated Hermes, Inc. (together with its affiliates, “Federated Hermes”), and is based on information requested by the Board and provided by Federated Hermes, as well as Federated Hermes’ recommendation to go forward with development of the Fund. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation of the Fund’s proposed management fee (the “New Fund CCO Fee Evaluation Report”). The Board considered the New Fund CCO Fee Evaluation Report, along with other information, in evaluating the reasonableness of the Fund’s proposed management fee and in determining to approve the Contract.
In addition to the extensive materials that comprise and accompany the New Fund CCO Fee Evaluation Report, the Board considered the materials and presentations provided by Federated Hermes and the CCO’s independent written evaluation in connection with the Board’s annual approval of the continuation of the advisory and subadvisory contracts for the other funds advised by the Adviser and its affiliates (collectively, the “Federated Hermes Funds”) at its May Meetings. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the proposed Contract.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: (1) a copy of the Contract; (2) the nature, quality and extent of the advisory and other services to be provided to the Fund by the Adviser and its affiliates; (3) Federated Hermes’ business and operations; (4) the Adviser’s investment philosophy, personnel and processes; (5) the Fund’s proposed investment objective and strategies; (6) the Fund’s anticipated fees and expenses, including the proposed management fee and the overall estimated expense structure of the Fund - in absolute terms and relative to an appropriate group of peer funds, with due regard for contractual or voluntary expense limitations; (7) the financial condition of Federated Hermes; (8) the Adviser’s projected profitability with respect to managing the Fund; (9) anticipated distribution and sales activity for the Fund; and (10) the use and allocation of brokerage commissions to be derived from trading the Fund’s portfolio securities (if any). The Board also considered the likely preferences and expectations of anticipated Fund shareholders.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contract. Using these judicial decisions as a guide, the Board considered several factors they deemed relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund, including: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark, and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fees and expenses, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board considered that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its evaluation of the proposed Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board recognized that certain of the factors listed above (relating to such matters as anticipated Fund
Semi-Annual Financial Statements and Additional Information

performance and any indirect benefits that may accrue to Federated Hermes as a result of the Adviser’s proposed relationship with the Fund) are essentially impossible to apply before the Fund has experienced any meaningful operating history. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Federated Hermes Funds and working with Federated Hermes on matters relating to the oversight of the Federated Hermes Funds.
In determining to approve the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the Contract was based on a comprehensive consideration of all information provided to the Board. The Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services to be provided to the Fund by the Adviser and the resources of Federated Hermes to be dedicated to the Fund. In this regard, the Board evaluated, among other things, the proposed terms of the Contract and the full range of services to be provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team that will be primarily responsible for the day-to-day management of the Fund and evaluated Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the proposed Fund. The Board considered the Adviser’s trade execution experience and capabilities. The Board also considered the Adviser’s anticipated ability to deliver competitive investment performance for the Fund when compared to the Fund’s Peer Group (as defined below), which was deemed by the Board to be a useful indicator of the Adviser’s anticipated ability to execute the Fund’s investment program.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board also considered its past experience with the Adviser with respect to the services it provides to other Federated Hermes Funds. The Board considered that Federated Hermes had been advising exchange-traded funds (“ETFs”) since 2021 and that the Adviser had extensive experience advising actively managed mutual funds, including a mutual fund with similar strategies to those proposed for the Fund. The Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board considered the special attributes of the Fund as an ETF relative to a traditional mutual fund and the benefits that are expected to be realized from an investment in the Fund, rather than a traditional mutual fund. The Board also considered the resources devoted by Federated Hermes in developing and maintaining an infrastructure necessary to support the on-going operations of the Fund.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources that would be devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the 1940 Act, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard.
In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
Semi-Annual Financial Statements and Additional Information

The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services to be provided to the Fund by the Adviser.
Fund Investment Performance
The Board noted that the Fund is newly formed and has no prior performance history.
The Board considered the investment performance of the Adviser and its portfolio management team, including, for purposes of considering the investment skill and experience of the Fund’s proposed portfolio managers, the investment performance of Federated Hermes MDT Small Cap Core Fund, a mutual fund which is also advised by the Adviser and uses investment strategies similar to those proposed for the Fund (the “MDT Small Cap Core Fund”). The Board also considered information comparing the MDT Small Cap Core Fund’s performance to the Fund’s proposed benchmark and the Fund’s Peer Group. The Board also received additional information about the broad range of the portfolio management team’s investment experience and the team’s investment philosophy and process.
Based on these considerations, the Board concluded that it was satisfied that the Adviser has the capability of providing satisfactory investment performance for the Fund.
Fund Expenses
The Board considered the proposed management fee and overall proposed expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the proposed contractual management fee rate, proposed net management fee rate, and anticipated total expense ratio relative to the total expense ratios of (i) a category of peer funds selected by Morningstar, Inc., an independent fund ranking organization, as provided by Broadridge (the “Peer Group”), (ii) traditional mutual funds with an institutional share class within the Peer Group (the “Mutual Fund Peer Group”), (iii) actively managed ETFs within the Peer Group (the “Active ETF Peer Group”), and (iv) all ETFs within the Peer Group. In this regard, the Board noted that the proposed contractual management fee rate, proposed net management fee rate and anticipated total expense ratio of the Fund were each below the median and average total expense ratio of the Peer Group, the Mutual Fund Peer Group and the Active ETF Peer Group.
The Board noted the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the reasonableness of the Fund’s fees. The Board considered the CCO’s view, in evaluating such comparisons, that in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Peer Group. In this connection, the Board considered that the proposed quantitative focus of the management of the Fund may make fee and expense comparisons particularly difficult. The Board also noted information about structural, operational and other differences between ETFs and traditional mutual funds, including differences in the marketplace in which each type of product must compete.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged to funds by other advisers, the use of comparisons between the Fund and its Peer Group assisted the Board in its evaluation of the Fund’s proposed fees and expenses. The Board focused on comparisons with other registered funds more heavily than non-registered fund products or services because such comparisons are believed to be more relevant. The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, anticipated to be chosen and maintained by the Fund’s anticipated shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund will compete. The Board also considered competition in the general ETF marketplace and the impact of market pressures on the price levels for actively managed ETFs such as the Fund.
Consistent with general ETF practice, the Board noted the Fund’s “unitary” fee structure, under which the Adviser would, in addition to providing investment management services, arrange for transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate. The Board considered that, other than the management fee, the Adviser would pay all operating expenses of the Fund, except for: (i) interest and taxes (including, but not limited to, income, excise, transaction, transfer and withholding taxes); (ii) expenses of the Fund incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions,
Semi-Annual Financial Statements and Additional Information

including brokerage commissions and short sale dividend or interest expense; (iii) expenses incurred in connection with any distribution plan adopted by the Trust in compliance with Rule 12b-1 under the 1940 Act, including distribution fees; (iv) acquired fund fees and expenses; (v) litigation expenses; (vi) proxy-related expenses; (vii) tax reclaim recovery expenses; and (viii) any expenses determined to be extraordinary expenses.
The Board received and considered information about the anticipated fees and expenses of the Fund as compared to those of the MDT Small Cap Core Fund. The Board also reviewed information about differences between the MDT Small Cap Core Fund and the Fund. The Board also received and considered information about the nature and extent of services offered and fees charged by Federated Hermes for providing advisory services to other types of non-registered fund clients with investment strategies similar to those proposed for the Fund. The Board noted the CCO’s conclusion that non-registered fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing and fund liquidity; (vi) different SEC mandated risk management programs with respect to fund liquidity and use of derivatives; (vii) different administrative responsibilities; (viii) different degrees of risk associated with management; and (ix) a variety of different costs. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Fund’s proposed management fee.
Based on these considerations, the Board concluded that the proposed fees and anticipated total expense ratio of the Fund, in conjunction with other matters considered, are reasonable in light of the services to be provided.
Profitability
The Board received and considered profitability information relating to the Fund. The Board considered that detailed cost allocation reports had not yet been projected for the Fund. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs on a fund-by-fund basis continue to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. The Board considered that the Fund was new to Federated Hermes and noted the CCO’s view that any projected cost allocation and/or profit margin does not represent the full or actual cost of operating a Federated Hermes Fund and makes only rough estimates of the cost to launch a Federated Hermes Fund.
The Board also considered that the CCO reviewed information compiled by Federated Hermes and furnished to the Board comparing its profitability information to other publicly-held fund management companies, including information regarding profitability trends over time. The Board considered that the CCO noted that Federated Hermes regularly undertakes to establish new Federated Hermes Funds and maintains a number of other smaller Federated Hermes Funds that, while expected to grow to a greater size, nevertheless require substantial investment and waiver or assumption of fees and other expenses in order to deliver them to the marketplace.
The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under the proposed Contract.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. The Board considered that any reduction in fixed costs associated with the management of the Fund would benefit the Adviser due to the unitary fee structure of the Fund, but that the unitary fee would protect shareholders from a rise in operating costs and/or a decline in Fund assets and is a transparent means of informing the Fund’s shareholders of the fees associated with the Fund. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders. The Board noted the fee waiver arrangement proposed for the Fund. The Board also considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: portfolio management, investment research and trading operations; shareholder services; compliance; business continuity; cybersecurity and information security programs; internal audit and risk management functions; and technology, systems capabilities and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced or expanded services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole.
Semi-Annual Financial Statements and Additional Information

In connection with the Board’s governance of other Federated Hermes Fund, the Board regularly receives and considers information furnished by Federated Hermes regarding adviser-paid fees (commonly referred to as “revenue sharing” payments). The Board considered that Federated Hermes and the CCO believe that this information is relevant to considering whether Federated Hermes had an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, but should not be considered when evaluating the reasonableness of management fees. The Board also noted the absence of any applicable regulatory or industry guidelines on economies of scale, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund management fees with breakpoints that serve to reduce the fees as a fund attains a certain size. The Board considered that the CCO did not recommend institution of management fee breakpoints in pricing Federated Hermes’ proposed investment management services to the Fund at this time. The Board noted that, as part of its future annual review of the Contract, it will review asset growth in the Fund, whether economies of scale that can be reasonably identified have been achieved, and the extent to which such economies of scale may be shared with Fund shareholders.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. In connection with the Board’s governance of other Federated Hermes Funds, the Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate service contracts, including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the New Fund CCO Fee Evaluation Report show that the proposed management fee for the Fund is reasonable; and (ii) the CCO’s recommendation that the Board approve the proposed management fee.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
Semi-Annual Financial Statements and Additional Information

Funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in funds involves investment risk, including the possible loss of principal.
This information is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400, Option #4.

Federated Hermes MDT Small Cap Core ETF

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31423L602
Q456848 (10/25)
© 2025 Federated Hermes, Inc.

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Federated Hermes MDT Large Cap Core ETF: Not Applicable.

Federated Hermes MDT Large Cap Growth ETF: Not Applicable.

Federated Hermes MDT Large Cap Value ETF: Not Applicable.

Federated Hermes MDT Small Cap Core ETF: Not Applicable.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Federated Hermes MDT Large Cap Core ETF: Not Applicable.

Federated Hermes MDT Large Cap Growth ETF: Not Applicable.

Federated Hermes MDT Large Cap Value ETF: Not Applicable.

Federated Hermes MDT Small Cap Core ETF: Not Applicable.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Federated Hermes MDT Large Cap Core ETF: The Fund’s disclosure of remuneration items is included as part of the Financial Statements filed under Item 7 of this form.

Federated Hermes MDT Large Cap Growth ETF: The Fund’s disclosure of remuneration items is included as part of the Financial Statements filed under Item 7 of this form.

Federated Hermes MDT Large Cap Value ETF: The Fund’s disclosure of remuneration items is included as part of the Financial Statements filed under Item 7 of this form.

Federated Hermes MDT Small Cap Core ETF: The Fund’s disclosure of remuneration items is included as part of the Financial Statements filed under Item 7 of this form.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Federated Hermes MDT Large Cap Core ETF: The Fund’s Evaluation and Approval of Advisory Contract summary by fund appear in the Financial Statements filed under Item 7 of this form.

Federated Hermes MDT Large Cap Growth ETF: The Fund’s Evaluation and Approval of Advisory Contract summary by fund appear in the Financial Statements filed under Item 7 of this form.

Federated Hermes MDT Large Cap Value ETF: The Fund’s Evaluation and Approval of Advisory Contract summary by fund appear in the Financial Statements filed under Item 7 of this form.

Federated Hermes MDT Small Cap Core ETF: The Fund’s Evaluation and Approval of Advisory Contract summary by fund appear in the Financial Statements filed under Item 7 of this form.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable

Item 15.	Submission of Matters to a Vote of Security Holders.

No Changes to Report

Item 16.	Controls and Procedures.

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not Applicable

Item 18.	Recovery of Erroneously Awarded Compensation

(a)       Not Applicable

(b)       Not Applicable

Item 19.	Exhibits

(a)(1) Not Applicable.

(a)(2) Not Applicable.

(a)(3) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(4) Not Applicable.

(a)(5) Not Applicable.

(b)       Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  Federated Hermes ETF Trust

By: /s/ Jeremy D. Boughton
Jeremy D. Boughton, Principal Financial Officer

Date:  October 23, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ J. Christopher Donahue
J. Christopher Donahue, Principal Executive Officer

Date:  October 23, 2025

By: /s/ Jeremy D. Boughton
Jeremy D. Boughton, Principal Financial Officer

Date:  October 23, 2025